                             SECURITIES AND EXCHANGE COMMISSION

                                   Washington, D.C.  20549

                                          Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.          (File No. 33-63951)

Post-Effective Amendment No.   4

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



Amendment No.    6    (File No. 811-7405)


STRATEGIST WORLD FUND, INC.
(formerly Express Direct World Fund, Inc.)
IDS Tower 10, Minneapolis, Minnesota 55440-0010

Eileen J. Newhouse - IDS Tower 10,
Minneapolis, Minnesota 55440-0010
(612) 671-2772

Approximate Date of Proposed Public Offering:

     immediately upon filing pursuant to paragraph (b)
  X  on June 27, 1997 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i) on (date) pursuant to paragraph (a)(i) 75 days after filing pursuant to paragraph (a)(ii) on
     (date) paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended Oct. 31, 1997 will be filed on or about Dec. 16, 1997.

World Trust has also executed this Amendment to the Registration Statement.

PAGE 2

Cross reference sheet for Strategist Emerging Markets Fund, Strategist World Growth Fund and
Strategist World Income Fund showing the location in its prospectus and the
Statement of Additional Information of the information called for by the items enumerated in Parts A and B of Form N-1A.

Negative answers omitted from prospectus are so indicated.

          PART A                                                     PART B

                  Section                                                    Section in
  Item No.        in Prospectus                               Item No.       Statement of Additional Information
  --------        -------------                               --------       -----------------------------------
     1            Cover page of prospectus                      10           Cover page of SAI
     2(a)         The Funds in brief; Fund expenses             11           Table of Contents
      (b)         The Funds in brief; Fund expenses             12           NA
      (c)         The Funds in brief; Fund expenses
                                                                13(a)        Additional Investment Policies; all
     3(a)         NA                                                         appendices except Dollar-Cost Averaging
      (b)         NA                                              (b)        Additional Investment Policies
      (c)         Performance                                     (c)        Additional Investment Policies
      (d)         NA                                              (d)        Security Transactions

     4(a)         The Funds in brief; Investment policies       14(a)        Board Members and Officers
                    and risks; How the Funds and Portfolios       (b)        Board Members and Officers
                    are organized                                 (c)        Board Members and Officers
      (b)         Investment policies and risks
      (c)         Investment policies and risks                 15(a)        NA
                                                                  (b)        NA
     5(a)         Board members and officers                      (c)        Board Members and Officers
      (b)(i)      Investment Manager; About
                    the Advisor                                 16(a)(i)     How the Funds and Portfolios are organized*;
      (b)(ii)     Investment manager; Administrator and                        About the Advisor
                    transfer agent                                (a)(ii)    Agreements: Investment Management Services
      (b)(iii)    Investment Manager                                           Agreement, Plan and Agreement of Distribution/
      (c)         Portfolio managers                                           Distribution Agreement
      (d)         Administrator and transfer agent                (a)(iii)   NA
      (e)         Administrator and transfer agent                (b)        NA
      (f)         Investment manager; Administrator and           (c)        NA
                    transfer agent; Distributor                   (d)        Agreements: Administrative Services Agreement
      (g)         About the Advisor                               (e)        NA
                                                                  (f)        Agreements: Plan and Agreement of
    5A(a)         NA                                                           Distribution/Distribution Agreement
      (b)         NA                                              (g)        NA
                                                                  (h)        Custodian; Independent Auditors
                                                                  (i)        Agreements: Transfer Agency Agreement; Custodian

     6(a)         Shares; Voting rights                         17(a)        NA
      (b)         NA                                              (b)        Brokerage commissions Paid to Brokers Affiliated
      (c)         NA                                                           with Advisor
      (d)         NA                                              (c)        Security Transactions
      (e)         Cover page; Special shareholder services        (d)        Security Transactions
      (f)         Dividends and capital gains distributions;      (e)        Security Transactions
                    Reinvestments
      (g)         Taxes                                         18(a)        Shares; Voting rights*
      (h)         Special considerations regarding master/        (b)        NA
                    feeder structure
                                                                19(a)        Investing in the Fund
     7(a)         Distributor                                     (b)        Valuing Fund shares*; Investing in the Funds;
      (b)         Valuing Fund shares                                          Redeeming shares
      (c)         NA                                              (c)        Redeeming shares
      (d)         How to purchase shares
      (e)         NA                                            20           Taxes
      (f)         Distributor
                                                                21(a)        Agreements: Plan and Agreement of
     8(a)         How to redeem shares; Special considerations                 Distribution/Distribution Agreement, Placement
                    regarding master/feeder structure                          Agency Agreement
      (b)         NA                                              (b)        Agreements: Plan and Agreement of
      (c)         How to purchase, exchange or redeem shares:                  Distribution/Distribution Agreement, Placement
                    Other important information Agency Agreement
      (d)         How to purchase, exchange or redeem shares:
                    How to redeem shares                        22(a)        NA
                                                                  (b)        Performance Information (for all funds except
     9            None                                                       money market funds)

                                                                23           Financial Statements

*Designates page number in prospectus.

PAGE 3
Strategist World Fund, Inc.


Prospectus
June 27, 1997


This prospectus describes three, no-load mutual funds. Strategist World Fund, Inc is a mutual fund with series of capital stock representing interests in Strategist Emerging Markets Fund (a diversified mutual fund), Strategist World Growth Fund (a diversified mutual fund) and Strategist World Income Fund (a non-diversified mutual fund). Each Fund has its own goals and investment policies.


The goal of Strategist Emerging Markets Fund and of Strategist World Growth Fund is long-term growth of capital.

The goal of Strategist World Income Fund is a high total return through income and growth of capital.

Each Fund has chosen to participate in a master/feeder structure. Each Fund seeks to achieve its goal by investing all of its assets in a corresponding Portfolio of World Trust. Each Portfolio is managed by American Express Financial Corporation and has the same goal as the corresponding Fund. This arrangement is commonly known as a master/feeder structure.

This prospectus contains facts that can help you decide if one or more of the Funds is the right investment for you. Read it before you invest and keep it for future reference.


Additional facts about the Funds are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated here by reference. For a free copy, contact American Express Financial Direct.


Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


Please note that these Funds:
o are not bank deposits
o are not federally insured
o are not endorsed by any bank or government agency
o are not guaranteed to achieve their goals

American Express Financial Direct
P.O. Box 59196
Minneapolis, MN
55459-0196
800-AXP-SERV
TTY:  800-710-5260

PAGE 4
Table of contents

The Funds in brief
Goals and types of Fund investments and their risks
Structure of the Funds
Manager and distributor
Portfolio managers

Fund expenses


Performance
Financial highlights
Total returns
Yield


Investment policies and risks
Facts about investments and their risks
Valuing Fund shares


How to purchase, exchange or redeem shares
How to purchase shares
How to exchange shares
How to redeem shares
Methods of exchanging or redeeming shares
Systematic purchase plans
Other important information


Special shareholder services
Services
Quick telephone reference

Distributions and taxes
Dividend and capital gain distributions
Reinvestments
Taxes
How to determine the correct TIN

How the Funds and Portfolios are organized
Shares
Voting rights
Shareholder meetings
Special considerations regarding master/feeder structure Board members and officers Investment manager Administrator and transfer agent Distributor

About the Advisor

Appendices
Appendix A:  Description of corporate bond ratings
Appendix B:  Descriptions of derivative instruments

PAGE 5
The Funds in brief


Strategist World Fund, Inc. (the Company) is a mutual fund with series of capital stock representing interests in Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund) and Strategist World Income Fund (World Income Fund) (collectively referred to as the Funds). Emerging Markets Fund and World Growth Fund are diversified mutual funds and World Income Fund is a non-diversified mutual fund. Each Fund has its own goals and investment policies. Each of the Funds seeks to achieve its own goals by investing all of its assets in a corresponding series (the Portfolio) of World Trust (the Trust), rather than by directly investing in and managing its own portfolio of securities.


Goals and types of Fund investments and their risks

Emerging Markets Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in Emerging Markets Portfolio, a diversified mutual fund that invests primarily in the equity securities of issuers in countries with developing or emerging markets. Emerging Markets Portfolio also invests in debt securities, derivative instruments and money market instruments.

World Growth Fund seeks to provide shareholders with long-term growth of capital. It does so by investing all of its assets in World Growth Portfolio, a diversified mutual fund that invests primarily in equity securities of companies throughout the world. World Growth Portfolio also invests in debt securities, derivative instruments and money market instruments.

World Income Fund seeks to provide shareholders with high total return through income and growth of capital. It does so by investing all of its assets in World Income Portfolio, a non-diversified mutual fund that invests primarily in debt securities of U.S. and foreign issuers. Non-diversified mutual funds may have more market risk than funds that have broader diversification. World Income Portfolio also may invest in common and preferred stocks, derivative instruments and money market instruments.

Because investments involve risk, a Fund cannot guarantee achieving its goals. Risks arising from investments in foreign securities include fluctuations in currency exchange rates, adverse political and economic developments and lack of comparable regulatory requirements applicable to U.S. companies. You should invest in a Fund only if you are willing to assume these risks.

Structure of the Funds

Each Fund uses what is commonly known as a master/feeder structure. This means the Fund (the feeder fund) invests all of its assets in the Portfolio (the master fund). The Portfolio actually invests in and manages the securities and has the same goals and investment

PAGE 6
policies as the Fund. This structure is described in more detail in the section captioned "Special considerations regarding master/feeder structure." Here is an illustration of the structure:

                          Investors
                        buy shares in
                          the Fund

                          The Fund
                         invests in
                        the Portfolio

                   The Portfolio invests in
                  securities, such as stocks
                          or bonds

Manager and distributor


Each Portfolio is managed by American Express Financial Corporation (the Advisor), a provider of financial services since 1894. The Advisor currently manages more than $150 billion in assets. These assets are managed by a team of highly skilled, experienced professionals, backed by one of the nation's largest investment departments. Our team of professionals includes portfolio managers, senior economists and supporting staff, stock and bond analysts including Chartered Financial Analysts, and investment managers and researchers based in London and Hong Kong who add a global dimension to our expertise. These professionals evaluate thousands of securities.


Shares of the Funds are sold through American Express Service Corporation (the Distributor), an affiliated company of the Advisor.

Portfolio managers

Emerging Markets Portfolio


Ian King joined the Advisor in 1995 and serves as portfolio manager. He has managed the assets of the Portfolio since November 1996. Prior to joining the Advisor he was portfolio manager of INVESCO from 1989 to 1992 and director of Lehman Brothers Global Asset Management Ltd. from 1992 to 1995.


World Growth Portfolio


Richard Lazarchic joined the Advisor in 1979 and serves as portfolio manager. He has managed the assets of World Growth Portfolio and its predecessor fund since July 1995. He also serves as portfolio manager of IDS Life Series International Equity Portfolio. He was portfolio manager of IDS Utilities Income Fund from 1989 to 1993, IDS Diversified Equity Income Fund from 1990 to 1994 and IDS Managed Retirement Fund from 1993 to 1995.

PAGE 7
World Income Portfolio

Ray Goodner joined the Advisor in 1977 and serves as vice president and senior portfolio manager. He has managed the assets of World Income Portfolio and its predecessor fund since 1989. He also has managed the assets of the predecessor of Quality Income Portfolio, a separate portfolio in the Preferred Master Trust Group, IDS Global Balanced Fund and IDS Life Global Yield Fund.

Fund expenses

The purpose of the following table and example is to summarize the aggregate expenses of each Fund and its corresponding Portfolio and to assist investors in understanding the various costs and expenses that investors in each Fund may bear directly or indirectly. The Company's board believes that, over time, the aggregate per share expenses of a Fund and its corresponding Portfolio should be approximately equal to (and may be less than) the per share expenses a Fund would have if the Company retained its own investment advisor and the assets of each Fund were invested directly in the type of securities held by the corresponding Portfolio. For additional information concerning Fund and Portfolio expenses, see "How the Funds and Portfolios are organized."

Shareholder transaction expenses(a)
Maximum sales charge on purchases(b)
(as a percentage of offering price)

Emerging Markets   World Growth   World Income
     Fund              Fund           Fund
      0%                0%             0%

Annual Fund and allocated Portfolio operating expenses (as a percentage of average daily net assets):

                   Emerging Markets  World Growth  World Income
                        Fund             Fund          Fund


Management fee(c)            1.05%        0.78%        0.76%

12b-1 fee                    0.25%        0.25%        0.25%

Other expenses(d)            0.90%        0.72%        0.34%

Total (after reimbursement)  2.20%        1.75%        1.35%

(a)A wire redemption charge, currently $15, is deducted from the shareholder's Investment Management Account for wire redemptions made at the request of the shareholder. (b)There are no sales loads; however, each Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.

PAGE 8
(c)The management fee is paid by the Trust on behalf of the Portfolio.
(d)Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 1997. Under this agreement, Emerging Markets Fund's total expenses will not exceed 2.20%, World Growth Fund's total expenses will not exceed 1.75% and World Income Fund's total expenses will not exceed 1.35%. Without this agreement, the estimated Other expenses and Total fund operating expenses would have been: 9.15% and 10.45% for Emerging Markets Fund, 6.27% and 7.30% for World Growth Fund and 6.99% and 8.02% for World Income Fund.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

           Emerging Markets    World Growth    World Income
                 Fund              Fund           Fund


1 year        $22                  $18             $14
3 years       $69                  $55             $43
5 years       $118                 $95             $74
10 years      $254                 $207            $163


The table and example do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because the Funds pay annual distribution (12b-1) fees, long-term shareholders may indirectly pay an equivalent of more than a 7.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

PAGE 9
Performance

Financial highlights

The table below shows certain important information for evaluating each Fund's results.

                                       Emerging         World             World
                                        Markets        Growth            Income
                                          Fund          Fund              Fund

                                          1997f     1997e   1996a     1997e  1996a

Net asset value, beginning of period     $5.00     $7.08   $7.32     $6.24  $6.05
Income from investment operations:
Net investment income                      .01       .02     .04       .33    .15
Net gains (losses) (both realized
   and unrealized)                         .63       .10    (.28)     (.27)   .25
Total from investment operations           .64       .12    (.24)      .06    .40
Less distributions:
Dividends from net investment income      (.01)     (.01)     --      (.20)  (.15)
Excess distributions of net investment
  income                                    --        --      --        --   (.06)
Distributions from realized gains           --        --      --      (.02)    --
Total distributions                       (.01)     (.01)     --      (.22)  (.21)
Net asset value, end of period            5.63      7.19    7.08      6.08   6.24
Ratios/supplemental data:
Net assets, end of period (in thousands)  $639      $569    $489      $553   $524
Ratio of expenses to average daily
  net assetsd                            2.20%c    1.62%c  1.75%c     .59%c 1.35%c
Ratio of net income to average
  daily net assets                        .15%c     .50%c  1.61%c    6.70%c 5.87%c
Total returng                            12.9%      1.7%   (3.3%)     (.4%)  6.6%
Portfolio turnover rate (excluding
  short-term securities) for the
  underlying Portfolio                     13%       91%     58%       33%    24%
Average brokerage commission rate
     for the underlying Portfolioh      $.0030    $.0146  $.0086    $   --  $   --

a Inception date was May 13, 1996.
b For a share outstanding throughout the period. Rounded to the nearest cent.
c Adjusted to an annual basis.
d The Advisor and Distributor voluntarily limited total operating expenses for Emerging Markets Fund, World Growth Fund and World Income Fund. Without this agreement, the ratio of expenses to average daily net assets would have been 10.45% for Emerging Markets Fund for the period ended 1997, 7.30% and 17.33% for World Growth Fund for periods ended 1997 and 1996, respectively, and 8.02% and 19.23% for World Income Fund for periods ended 1997 and 1996, respectively.
e Six months ended April 30, 1997 (Unaudited).
f Inception date was Nov. 13, 1996 (Unaudited).
g Total return does not reflect payment of a sales charge.
h The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.

The annual information in this table for World Growth Fund and World Income Fund has been audited by KPMG Peat Marwick LLP, independent auditors. Additional information about the performance of World Growth Fund and World Income Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge. The six-month information for World Growth and World Income Fund and the information for Emerging Markets Fund, are unaudited.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

PAGE 10
Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of April 30, 1997

Purchase                   1 year    5 years    Since
made                       ago       ago        inception(a)

Emerging Markets Fund(b)      -- %      -- %    +12.92%

World Growth Fund(c)        -1.63%    +7.61%     +6.87%

   EAFE Index               -5.36%   +10.00%      4.86%(d)

   Lipper International
   Fund Index               +9.28%   +11.26%     +7.88%(d)

World Income Fund(c)        +5.58%    +8.94%    +10.00%
   Salomon Brothers
   Global Govt.
   Bond Composite
   Index                    +0.75%    +8.06%     +8.92%(e)
   Lipper General World
   Income Fund Index        +7.92%    +7.42%     +8.44%(e)

Cumulative total returns as of April 30, 1997

Purchase                   1 year    5 years    Since
made                       ago       ago        inception(a)

Emerging Markets Fund(b)      -- %      -- %    +12.92%

World Growth Fund(c)        -1.63%   +44.42%    +58.49%

   EAFE Index               -5.36%   +61.08%    +38.90%(d)

   Lipper International
   Fund Index               +9.28%   +70.49%    +69.03%(d)

World Income Fund(c)        +5.58%   +53.55%   +116.86%
   Salomon Brothers
   Global Govt.
   Bond Composite
   Index                    +0.75%   +47.32%    +99.51%(e)
   Lipper General World
   Income Fund Index        +7.92%   +43.02%    +92.53%(e)

(a)Inception date was May 29, 1990 for IDS Global Growth Fund and March 20, 1989 for IDS Global Bond Fund (the predecessor funds).

(b)Inception date was Nov. 13, 1996.

PAGE 11
(c)On May 13, 1996, IDS Global Growth Fund and IDS Global Bond Fund (the predecessor funds) converted to a master/feeder structure and transferred all of their assets to World Growth Portfolio and World Income Portfolio, respectively. The performance information in the foregoing tables represents performance of the corresponding predecessor funds prior to March 20, 1995 and of Class A shares of the predecessor funds from March 20, 1995 through May 13, 1996 adjusted to reflect the absence of sales charges on shares of the Funds sold through this prospectus. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the predecessor Funds.

(d)Measurement period started June 1, 1990.

(e)Measurement period started April 1, 1989.

These examples show total returns from hypothetical investments in each Fund. These returns are compared to those of popular indexes for the same periods.

For purposes of calculation, information about each Fund makes no adjustments for taxes an investor may have paid on the reinvested income and capital gains, and covers a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.


Morgan Stanley Capital International EAFE Index (EAFE Index), an unmanaged index compiled from a composite of securities markets of Europe, Australia and the Far East, is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Lipper International Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Growth Portfolio, although some funds in the index may have somewhat different investment policies or objectives.

Salomon Brothers Global Government Bond Composite Index is an unmanaged representative list of government bonds of 17 countries throughout the world. The index is a general measure of government bond performance. Performance is expressed in the U.S. dollar as well as the currencies of governments making up the index. The bonds included in the index may not be the same as those in World Income Portfolio. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Lipper General World Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to World Income Portfolio, although some funds in the index may have somewhat different policies or objectives.

PAGE 12
Yield

Yield is the net investment income earned per share for a specified time period, divided by the net asset value at the end of the period. From time to time World Income Fund may advertise its 30- day annualized yield. The Fund calculates this 30-day annualized yield by dividing:

o net investment income per share deemed earned during a 30-day period by

o     the net asset value per share on the last day of the period

o     converting the result to a yearly equivalent figure

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow. Past yields should not be considered an indicator of future yields.

Investment policies and risks

The policies described below apply both to the Fund and the Portfolio.


Emerging Markets Portfolio - Emerging Markets Portfolio invests primarily in equity securities of issuers in countries with developing or emerging markets. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in emerging market equity securities of at least three different countries. The Portfolio also may invest in debt securities, derivative instruments and money market instruments.


World Growth Portfolio - World Growth Portfolio invests primarily in common stocks and securities convertible into common stocks of companies located both in developed and emerging countries. Generally, these companies will have over $200 million in market capitalization and, under normal market conditions, at least 65% of the Portfolio's total assets will be invested in the common stocks and convertible securities of companies in at least three different countries. The Portfolio also invests in preferred stocks, debt securities, derivative instruments and money market instruments.

World Income Portfolio - World Income Portfolio invests primarily in debt securities of U.S. and foreign issuers so under normal market conditions at least 80% of the Portfolio's net assets will be investment-grade corporate or government debt securities including money market instruments of issuers located in at least three different countries. The Portfolio also invests in debt securities below investment grade, convertible securities, common stocks and derivative instruments.

PAGE 13
The various types of investments described above that the portfolio managers use to achieve investment performance are explained in more detail in the next section and in the SAI.

Facts about investments and their risks


Emerging markets: Emerging markets are considered to be those countries characterized as developing or emerging by either the World Bank or the United Nations. Some examples of emerging market countries are Brazil, India, Malaysia and Thailand. As used in this prospectus, emerging market equity securities include securities traded in countries with developing or emerging markets as well as securities traded in any market, if the issuer derives 50% or more of its total revenue from goods or services produced in emerging market countries or from sales made in emerging market countries. Equity investments in developing markets are high risk investments, subject to significant price fluctuation due to the potential lack of liquidity experienced by these market places, the possibility that emerging markets will be less efficient in pricing equity securities and the potential inability of emerging markets to deal with significant price declines in an orderly manner. Emerging markets generally grow more rapidly than developed markets. Emerging market companies tend to be smaller companies producing goods or providing services in less developed global economies. Emerging market companies can be of any size and can be in any industry. Normally, emerging market companies retain a large part of their earnings for research, development and reinvestment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

Common stocks: Stock prices are subject to market fluctuations. Stocks of foreign companies may be subject to abrupt or erratic price movements. While many of the Portfolio's investments are in established companies having adequate financial reserves, some investments involve substantial risk and may be considered speculative.


Preferred stocks: If a company earns a profit, it generally must pay its preferred stockholders a dividend at a pre-established rate.

Convertible securities: These securities generally are preferred stocks or bonds that can be exchanged for other securities, usually common stock, at prestated prices. When the trading price of the common stock makes the exchange likely, convertible securities trade more like common stock.

Debt securities: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded.


The price of bonds below investment grade may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds the Portfolio relies both on independent rating agencies and the investment manager's credit analysis.

Emerging Markets Portfolio may invest up to 20% of its net assets in bonds. Emerging Markets Portfolio may invest up to 10% of its net assets in bonds rated below investment grade, including Brady Bonds.


World Growth Portfolio may invest up to 20% of its net assets in bonds. World Growth Portfolio will not invest more than 5% of its net assets in bonds below investment grade, including Brady bonds.

World Income Portfolio invests in securities rated B or better by Moody's Investors Services, Inc. (Moody's) or Standard & Poor's
Corporation (S&P).

Securities that are subsequently downgraded in quality may continue to be held by the Portfolio and will be sold only when the investment manager believes it is advantageous to do so.


                             World Income Portfolio
                  Bond ratings and holdings for the fiscal year
                              ending Oct. 31, 1996


                                                   Percent of
                                                   net assets
                                                   in unrated
              S&P Rating     Protection of         securities
Percent of    (or Moody's    principal and         assessed by
net assets    equivalent)    interest              the Advisor

 40.90%       AAA            Highest quality          0.36%
 10.96        AA             High quality               --
  5.94        A              Upper medium grade         --
  4.58        BBB            Medium grade               --
  8.85        BB             Moderately speculative     --
  2.01        B              Speculative                --
    --        CCC            Highly speculative         --
    --        CC             Poor quality               --
    --        C              Lowest quality             --
    --        D              In default                 --
  1.10        Unrated        Unrated securities       0.74


The table above excludes money market instruments that are considered investment grade securities. See Appendix to the prospectus describing corporate bond ratings for further information.

For the period from Nov. 1, 1995 to May 12, 1996, the information in the table above relates to IDS Global Bond Fund, a fund that transferred its assets to World Income Portfolio on May 13, 1996.


Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. To comply with tax laws, the Portfolio has to recognize a computed

PAGE 15
amount of interest income and pay dividends to unitholders even though no cash has been received. In some instances, the Portfolio may have to sell securities to have sufficient cash to pay the dividends.


Foreign investments: Securities of foreign companies and governments may be traded in the United States, but often they are traded only on foreign markets. Frequently, there is less information about foreign companies and less government supervision of foreign markets. Foreign investments are subject to currency fluctuations and political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of companies, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely. If an investment is made in a foreign market, the local currency may be purchased using a forward contract in which the price of the foreign currency in U.S. dollars is established on the date the trade is made, but delivery of the currency is not made until the securities are received. As long as the Portfolio holds foreign currencies or securities valued in foreign currencies, the value of those assets will be affected by changes in the value of the currencies relative to the U.S. dollar. Because of the limited trading volume in some foreign markets, efforts to buy or sell a security may change the price of the security, and it may be difficult to complete the transaction. These risks are increased in countries with emerging markets because they often have relatively unstable governments and less established economies. The limited liquidity and price fluctuations in emerging markets could make investments in developing countries more volatile. In addition, the Portfolio may have limited legal recourse in the event a sovereign government is unwilling or unable to pay its debt.


Diversification: Since World Income Portfolio is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, World Income Portfolio may have more risk than mutual funds that have broader diversification.

Derivative instruments: A portfolio manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the portfolio manager to change the investment performance characteristics very quickly and at lower costs. Risks include

PAGE 16
losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Portfolio will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Portfolios will designate cash or appropriate liquid assets to cover portfolio obligations. No more than 5% of each Portfolio's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Portfolio's assets at risk to 5%. The Portfolios are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.

Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. Each portfolio manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of a Portfolio's net assets will be held in securities and other instruments that are illiquid.

Money market instruments: Short-term debt securities rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Generally, less than 25% of a Portfolio's total assets are in these money market instruments. However, for temporary defensive purposes these investments could exceed that amount for a limited period of time.

The investment policies described above may be changed by the boards.

Lending portfolio securities: Each Portfolio may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless holders of a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Portfolio's net assets.

Valuing Fund shares

The net asset value (NAV) is the value of a single Fund share. It is the total value of a Fund's investments in the corresponding Portfolio and other assets, less any liabilities, divided by the number of shares outstanding. The NAV is the price at which you purchase Fund shares and the price you receive when you sell your

PAGE 17
shares. It usually changes from day to day, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities held by a Portfolio are valued as of the close of each business day. In valuing assets:

o Securities (except bonds) and assets with available market values are valued on that basis

o Securities maturing in 60 days or less are valued at amortized cost

o Bonds and assets without readily available market values are valued according to methods selected in good faith by the board

o Assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at a rate of exchange set as near to the close of the day as practicable

How to purchase, exchange or redeem shares

How to purchase shares


You may purchase shares of the Funds through an Investment Management Account
(IMA) maintained with American Express Service Corporation (the Distributor). There is no fee to open an IMA account. Payment for shares must be made directly to the Distributor.


Complete an IMA Account Application (available by calling 1-800- AXP-SERV) and mail the application to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Corporations and other organizations should contact the Distributor to determine which additional forms may be necessary to open an IMA account.

If you already have an IMA account, you may buy shares in the Funds as described below and need not open a new account.

You may deposit money into your IMA account by check, wire or many other forms of electronic funds transfer (securities may also be deposited). All deposit checks should be made payable to the Distributor. If you would like to wire funds into your existing IMA account, please contact the Distributor at 1-800-AXP-SERV for instructions.

Minimum Fund investment requirements. Your initial investment in a Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts and certain other retirement plans). The minimum subsequent investment is $100. These requirements may be reduced or waived as described in the SAI.

PAGE 18
When and at what price shares will be purchased. You must have money available in your IMA account in order to purchase Fund shares. If your request and payment (including money transmitted by wire) are received and accepted by the Distributor before 2 p.m. Central time, your money will be invested at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day. If your request and payment are received after that time, your request will not be accepted or your payment invested until the next business day. (See "Valuing Fund shares")

Methods of purchasing shares. There are three convenient ways to purchase shares of the Funds. You may choose the one that works best for you. The Distributor will send you confirmation of your purchase request.

By phone:

      You may use money in your IMA account to make initial and subsequent purchases. To place your order, call 1-800-AXP- SERV.

By mail:

      Written purchase requests (along with any checks) should be mailed to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196, and should contain the following information:


      o     your IMA account number (or an IMA Account Application)
      o the name of the fund(s) and the dollar amount of shares you would like purchased


      Your check should be made out to the Distributor. It will be deposited into your IMA account and used, as necessary, to cover your purchase request.

By systematic purchase:

      Once you have opened an IMA account, you may authorize the Distributor to automatically purchase shares on your behalf at intervals and in amounts selected by you. (See "Systematic purchase plans")

Other purchase information. Each Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this prospectus, to reject purchase requests or to change the minimum investment requirements. All requests to purchase shares of the Fund are subject to acceptance by the Fund and the Distributor and are not binding until confirmed or accepted in writing. The Distributor will charge a $15 service fee against an investor's IMA account if his or her investment check is returned because of insufficient or uncollected funds or a stop payment order.

PAGE 19
How to exchange shares


The exchange privilege allows you to exchange your investment in a Fund at no charge for shares of other funds in the Strategist Fund Group available in your state. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully. Any exchange will involve the redemption of Fund shares and the purchase of shares in another fund on the basis of the net asset value per share of each fund. An exchange may result in a gain or loss and is a taxable event for federal income tax purposes. When exchanging into another fund you must meet that fund's minimum investment requirements. Each Fund reserves the right to modify, terminate or limit the exchange privilege. The current limit is four exchanges per calendar year. The Distributor and the Funds reserve the right to reject any exchange, limit the amount or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Funds and their shareholders.


How to redeem shares


The price at which shares will be redeemed. Shares will be redeemed at the net asset value per share next determined after receipt by the Distributor of proper redemption instructions, as described below. Each Fund imposes a 0.50% redemption fee for shares redeemed or exchanged within 180 days of their purchase date. This fee reimburses the Fund for brokerage fees and other costs incurred. This fee also helps assure that long-term shareholders are not unfairly bearing the costs associated with frequent traders.


Payment of redemption proceeds. Normally, payment for redeemed shares will be credited directly to your IMA account on the next business day. However, the Fund may delay payment, but no later than seven days after the Distributor receives your redemption instructions in proper form. Redemption proceeds will be held there or mailed to you depending on the account standing instructions you selected.

If you recently purchased shares by check, your redemption proceeds may be held in your IMA account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

A redemption is a taxable transaction. If your proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability. Redeeming shares held in an IRA or qualified retirement account may subject you to certain federal taxes, penalties and reporting requirements. Consult your tax advisor.

Methods of exchanging or redeeming shares

By phone:

You may exchange or redeem your shares by calling 1-800-AXP-SERV.
Telephone exchanges or redemptions may be difficult to implement during periods of drastic economic or market changes. If you

PAGE 20
experience difficulties in exchanging or redeeming shares by telephone, you can mail your exchange or redemption requests as described below.

To properly process your telephone exchange or redemption request we will need the following information:


o your IMA account number and your name (for exchanges, both funds must be registered in the same ownership)
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable


Telephone exchange or redemption requests received before 2 p.m. (Central time) on any business day, once the caller's identity and account ownership have been verified by the Distributor, will be processed at the net asset value determined as of the close of business (normally 3 p.m. Central time) that day.

By mail:

You may also request an exchange or redemption by writing to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Once an exchange or redemption request is mailed it is irrevocable and cannot be modified or canceled.

To properly process your mailed exchange or redemption request, we will need a letter from you that contains the following information:

o     your IMA account number
o the name of the fund from which you wish to exchange or redeem shares
o the dollar amount or number of shares you want to exchange or redeem
o the name of the fund into which shares are to be exchanged, if applicable
o a signature of at least one of the IMA account holders in the exact form specified on the account

Telephone transactions. You may make purchase, redemption and exchange requests by mail or by calling 1-800-AXP-SERV. The privilege to initiate transactions by telephone is automatically available through your IMA account. Each Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. This includes asking identifying questions and tape recording calls. If these procedures are not followed, a Fund may be liable for losses due to unauthorized or fraudulent instructions. Telephone privileges may be modified or discontinued at any time.

PAGE 21
Systematic purchase plans

The Distributor offers a Systematic Purchase Plan (SPP) that allows you to make periodic investments in the Funds automatically and conveniently. A SPP can be used as a dollar cost averaging program and saves you the time and expense associated with writing checks or wiring funds.

Investment minimums: You can make automatic investments in any amount, from $100 to $50,000.

Investment methods: Automatic investments are made from your IMA account and you may select from several different investment methods to make automatic investment(s):

a) Using uninvested cash in your IMA account: If you elect to use this option to make your automatic investments, uninvested cash in your IMA account will be used to make the investment and, if necessary, shares of your Money Market Fund will be redeemed to cover the balance of the purchase.

b) Using bank authorization or direct deposit: Bank authorizations (transfers from a bank checking or savings account) and direct deposit (automatic deposit of all or a portion of a payroll or government check) are two of the investment method options that are available through SPP. Money is transferred into your IMA account and automatic investments can be made using these amounts.

If you elect to use bank authorizations and/or direct deposit for your automatic investments, you will select two dates: a transfer date (when the money is transferred into your IMA account) and your investment date. The automatic investment date selected may be the same day of your bank authorization or direct deposit. Your investment date should be on or close to the transfer/deposit date in order to minimize uninvested cash in your IMA account.

If you make changes to your bank authorization or direct deposit date, it may also be necessary to change your automatic investment date to coincide with the new transfer/deposit date.

Investment frequency: You can select the frequency of your automatic investments (twice monthly, monthly or quarterly) and choose either the 5th or the 20th of the month for your automatic investment dates. Quarterly investments are made on the date selected in the first month of each quarter (January, April, July and October).

Changing instructions to an already established plan: If you want to change the fund(s) selected for your SPP you may do so by calling 1-800-AXP-SERV, or by sending written instructions clearly outlining the changes to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459-0196. Written notification must include the following:

      o     The funds with SPP that you want to cancel

PAGE 22
      o The newly selected fund(s) in which you want to begin making automatic investments and the amount to be invested in each fund
      o The investment frequency and investment dates for your new automatic investments

Information on changing bank authorization and direct deposit instructions is included in the Systematic Purchase Plan Terms and Conditions brochure which you will receive after enrolling in SPP.

Terminating your SPP. If you wish to terminate your SPP, you may call 1-800-AXP-SERV, or send written instructions to American Express Financial Direct, P.O. Box 59196, Minneapolis, MN 55459- 0196.

Terminating bank authorizations and direct deposit. If you wish to terminate your bank authorizations, you may do so at any time by notifying American Express Financial Direct in writing. You must notify your employer or government agency to cancel direct deposit. Your bank authorization and/or direct deposit will not automatically terminate when you cancel your SPP.

IMPORTANT: If you are canceling your bank authorizations and/or direct deposit and you wish to cancel your SPP, you must also provide instructions stating that the Distributor should cancel your SPP. You may notify the Distributor by sending written instructions to the address above or telephoning 1-800-AXP-SERV. Your systematic investments will continue using IMA account assets if the Distributor does not receive notification to terminate your systematic investments as well.

To avoid procedural difficulties, the Distributor should receive instructions to change or terminate your SPP or bank authorizations at least 10 days prior to your scheduled investment date.

Additional information. This information is only a summary of the Systematic Purchase Plan Terms and Conditions brochure that you will receive if you choose to enroll in SPP. Please read it carefully and keep it for future reference.

Other important information

Minimum balance and account requirements. Each Fund reserves the right to redeem your shares if, as a result of redemptions, the aggregate value of your holdings in the Fund drops below $1,000 ($500 in the case of custodial accounts, IRAs and other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your IMA account, the Fund will automatically redeem your shares.

Wire transfers to your bank. Funds can be wired from your IMA account to your bank account. Call the Distributor for additional information on wire transfers. A $15 service fee will be charged against your IMA account for each wire sent.

PAGE 23
No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering being made by this prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or their Distributor. This prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not be lawfully made.

Special shareholder services

Services

To help you track and evaluate the performance of your investments, you will receive these services:

Quarterly statements listing all of your holdings and transactions during the previous three months.

Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

Quick telephone reference


American Express Financial Direct Team
Fund performance, objectives and account inquiries, redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements 800-AXP-SERV

TTY Service
For the hearing impaired
800-710-5260


Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions

A Portfolio allocates investment income from dividends and interest and net realized capital gains or losses, if any, to a Fund. A Fund deducts direct and allocated expenses from the investment income. Net investment income from dividends and interest is distributed to you as dividends by the end of the calendar year for Emerging Markets Fund and World Growth Fund and at the end of each calendar quarter for World Income Fund. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized whenever a security held for more than one year is sold for a higher price than was paid for it. A Fund will offset any net

PAGE 24
realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. Before they are distributed, both net investment income and net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares of a Fund, unless you request the Fund in writing or by phone to pay distributions to you in cash.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.) If you choose cash distributions, you will receive only those declared after your request has been processed.

Taxes

The Funds have received a Private Letter Ruling from the Internal Revenue Service stating that, for purposes of the Internal Revenue Code, each Fund will be regarded as directly holding its allocable share of the income and gain realized by the Portfolio.


Distributions are subject to federal income tax and also may be subject to state and local taxes. Distributions are taxable in the year the respective Fund declares them regardless of whether you take them in cash or reinvest them.


Income received by a Fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. You may be entitled to claim foreign tax credits or deductions subject to provisions and limitations of the Internal Revenue Code. The Fund will notify you if such credit or deduction is available.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a net investment income or a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.

Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be either short term (for shares held for one year or less) or long term (for shares held for more than one year).

PAGE 25
Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you don't provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o     a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o     criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN

                                    Use the Social Security or
For this type of account:           Employer Identification number
                                    of:

Individual or joint account         The individual or individuals
                                    listed on the account

Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)

A living trust                      The grantor-trustee (the person
                                    who puts the money into the
                                    trust)

An irrevocable trust, pension       The legal entity (not the
trust or estate                     personal representative or
                                    trustee, unless no legal entity
                                    is designated in the account
                                    title)

Sole proprietorship                 The owner

Partnership                         The partnership

Corporate                           The corporation

Association, club or                The organization
tax-exempt organization

For details on TIN requirements, call 800-AXP-SERV for federal Form W-9, "Request for Taxpayer Identification Number and
Certification."

PAGE 26
Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds and Portfolios are organized

Shares

The Company is currently composed of four funds, each issuing its own series of capital stock. Each Fund is owned by its shareholders. All shares issued by a Fund are of the same class -- capital stock. Par value is 1 cent per share. Both full and fractional shares can be issued.

The shares of each Fund making up the Company represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Funds have cumulative voting rights.

Shareholder meetings

The Company does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the Company's outstanding shares, to elect or remove board members.

Special considerations regarding master/feeder structure


Each Fund pursues its goals by investing its assets in a master fund called a Portfolio. This means that a Fund does not invest directly in securities; rather the respective Portfolio invests in and manages its portfolio of securities. The goals and investment policies of each Portfolio are described under the captions "Investment policies and risks" and "Facts about investments and their risks." Additional information on investment policies may be found in the SAI.

Board considerations: The board considered the advantages and disadvantages of investing each Fund's assets in the respective Portfolio. The board believes that the master/feeder structure will be in the best interest of each Fund and its shareholders since it offers the opportunity for economies of scale. A Fund may redeem all of its assets from the corresponding Portfolio at any time. Should the board determine that it is in the best interest of a Fund and its shareholders to terminate its investment in the Portfolio, it would consider hiring an investment advisor to manage the Fund's assets, or other appropriate options. A Fund would terminate its investment if the Portfolio changed its goals, investment policies or restrictions without the same change being approved by the Fund.

Other feeders: Each Portfolio sells securities to other affiliated mutual funds and may sell securities to non-affiliated investment companies and institutional accounts (known as feeders). These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of a Fund. Information about other feeders may be obtained by calling a service representative at 800-437-3133.

Each feeder that invests in a Portfolio is different and activities of its investors may adversely affect all other feeders, including the Fund. For example, if one feeder decides to terminate its investment in a Portfolio, that Portfolio may elect to redeem in cash or in kind. If cash is used, the Portfolio will incur brokerage, taxes and other costs in selling securities to raise the cash. This may result in less investment diversification if entire investment positions are sold, and it also may result in less liquidity among the remaining assets. If in-kind distribution is made, a smaller pool of assets remains that may affect brokerage rates and investment options. In both cases, expenses may rise since there are fewer assets to cover the costs of managing those assets.

Shareholder meetings: Whenever a Portfolio proposes to change a fundamental investment policy or to take any other action requiring approval of its security holders, the corresponding Fund will hold a shareholder meeting. The Fund will vote for or against the Portfolio's proposals in proportion to the vote it receives for or against the same proposals from its shareholders.

Board members and officers

Shareholders of the Company elect a board that oversees the operations of the Funds and chooses the Company's officers. The Company's officers are responsible for day-to-day business decisions based on policies set by the board. Information about the board members and officers of both the Company and the Trust is found in the SAI under the caption "Board Members and Officers."

Investment manager

Each Portfolio pays the Advisor for managing its assets. Each Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the Advisor is paid a fee for these services based on the average daily net assets of each Portfolio, as follows:


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PAGE 28
 Emerging Markets Portfolio

  Assets      Annual rate at
(billions)   each asset level
----------   ----------------
First $0.25       1.10%
Next   0.25       1.08
Next   0.25       1.06
Next   0.25       1.04
Next   1.0        1.02
Over   2.0        1.00


  World Growth Portfolio

  Assets      Annual rate at
(billions)   each asset level
----------   ----------------
First $0.25       0.800%
Next   0.25       0.775
Next   0.25       0.750
Next   0.25       0.725
Next   1.0        0.700
Over   2.0        0.675

  World Income Portfolio

  Assets      Annual rate at
(billions)   each asset level
First $0.25       0.770%
Next   0.25       0.745
Next   0.25       0.720
Next   0.25       0.695
Over   1.0        0.670

Under the agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses.

Administrator and transfer agent


The Fund pays the Advisor for shareholder accounting and transfer agent services under two agreements. The first agreement, the Administrative Services Agreement, has a declining annual rate that decreases as assets increase. For Emerging Markets Fund, the fee ranges from 0.10% to 0.05%. For World Growth Fund, the fee ranges from 0.06% to 0.035%. For World Income Fund, the fee ranges from 0.06% to 0.04%. The second agreement, the Transfer Agency Agreement has an annual fee of $20 per shareholder account for Emerging Markets Fund and World Growth Fund and an annual fee of $25 per shareholder account for World Income Fund.

Distributor

The Funds sell shares through the Distributor under a Distribution Agreement. The Distributor is located at P.O. Box 59196, Minneapolis, MN 55459-0196 and is a wholly-owned subsidiary of Travel Related Services, Inc., a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. Financial consultants representing the

PAGE 29
Distributor provide information to investors about individual investment programs, the Funds and their operations, new account applications, exchange and redemption requests. The Funds reserve the right to sell shares through other financial intermediaries or broker/dealers. In that event, the account terms would also be governed by rules that the intermediary may establish.

To help defray costs, including costs for marketing, sales administration, training, overhead, direct marketing programs, advertising and related functions, the Funds pay the Distributor a distribution fee, also known as a 12b-1 fee. This fee is paid under a Plan and Agreement of Distribution that follows the terms of Rule 12b-1 of the Investment Company Act of 1940. Under this Agreement, each Fund pays a distribution fee at an annual rate of 0.25% of that Fund's average daily net assets for distribution- related services. This fee will not cover all of the costs incurred by the Distributor.

The expense ratio of the Fund and Portfolio may be higher than that of a fund investing exclusively in domestic securities because the expenses of the Fund and Portfolio, such as the investment management fee and the custodial costs, are higher. The expense ratio generally is not higher, however, than that of funds with similar investment goals and policies.

About the Advisor


The Advisor is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company. The Portfolios may pay brokerage commissions to broker-dealer affiliates of the Advisor.

PAGE 30
Appendix A

Description of corporate bond ratings

Bond ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Portfolio's objectives and policies. When assessing the risk involved in each non-rated security, the Portfolio will consider the financial condition of the issuer or the protection afforded by the terms of the security.

PAGE 31
Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

PAGE 32
Appendix B

Descriptions of derivative instruments


What follows are brief descriptions of derivative instruments a Portfolio may use. At various times a Portfolio may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Portfolio's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts. An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Portfolio's investments against price fluctuations or to increase market exposure.


Asset-backed and mortgage-backed securities. Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities. The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate- term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.


Inverse floaters. Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

PAGE 33
Structured products. Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                           STRATEGIST WORLD FUND, INC.

                                  June 27, 1997

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the Funds' prospectus and the financial statements contained in the Annual Report and Semi-Annual Report which may be obtained by calling American Express Financial Direct, 800-AXP-SERV (TTY: 800-710-5260) or by writing to P.O. Box 59196, Minneapolis, MN 55459-0196.

This SAI is dated June 27, 1997, and it is to be used with the Funds' prospectus dated June 27, 1997, the Annual Report for the fiscal period ended Oct. 31, 1996 and the Semi-Annual Report for the fiscal period ended April 30, 1997.

PAGE 35
                                TABLE OF CONTENTS

Goals and Investment Policies............See Prospectus

Additional Investment Policies........................p. 3

Security Transactions.................................p. 14

Brokerage Commissions Paid to
Brokers Affiliated with the Advisor...................p. 17

Performance Information...............................p. 17

Valuing Fund Shares...................................p. 20

Investing in the Funds................................p. 21

Redeeming Shares......................................p. 22

Capital Loss Carryover................................p. 23

Taxes.................................................p. 23

Agreements............................................p. 25

Organizational Information............................p. 28

Board Members and Officers............................p. 28

Independent Auditors..................................p. 35

Financial Statements..................................p. 35

Prospectus............................................p. 35

Appendix A:  Foreign Currency Transactions............p. 36

Appendix B:  Options and Futures Contracts............p. 41

Appendix C:  Mortgage-Backed Securities...............p. 48

Appendix D:  Dollar-Cost Averaging....................p. 49


Financial Statements for Emerging Markets Fund........p. 50

PAGE 36
ADDITIONAL INVESTMENT POLICIES

Strategist World Fund, Inc. (the Company) is a mutual fund with series of capital stock representing interests in Strategist Emerging Markets Fund (Emerging Markets Fund), Strategist World Growth Fund (World Growth Fund) and Strategist World Income Fund (World Income Fund) (Emerging Markets Fund, World Growth Fund and World Income Fund are collectively referred to herein as the Funds, and individually, a Fund). Each Fund, except World Income Fund, is a diversified mutual fund. World Income Fund is a non-diversified mutual fund. Each Fund has its own goals and investment policies. Each of the Funds seeks to achieve its goals by investing all of its assets in a corresponding series (each a Portfolio) of World Trust (the Trust), a separate investment company, rather than by directly investing in and managing its own portfolio of securities.

Fundamental investment policies adopted by a Fund or Portfolio cannot be changed without the approval of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, as defined in the Investment Company Act of 1940 (the 1940 Act). Whenever a Fund is requested to vote on a change in the investment policies of the corresponding Portfolio, the Company will hold a meeting of Fund shareholders and will cast the Fund's vote as instructed by the shareholders.

Notwithstanding any of the Funds' other investment policies, each Fund may invest its assets in an open-end management investment company having the same investment objectives, policies and restrictions as that Fund for the purpose of having those assets managed as part of a combined pool.

Investment Policies applicable to Emerging Markets Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the portfolio's total assets.

'Purchase more than 10% of the outstanding voting securities of an issuer.

PAGE 37
'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate, or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express Financial corporation (the Advisor), to the board members and officers of the Advisor or to its own members and officers.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or future contracts (as discussed elsewhere in the prospectus and SAI) may be deemed to constitute issuing a senior security.

'Concentrate in any industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of total assets, based on current market value at time of purchase, can be invested in any one industry.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

PAGE 38
'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.

'Invest more than 10% of its total assets in securities of investment companies. Some countries permit foreign investment only indirectly, through closed-end investment companies. At times, shares of these closed-end investment companies may be purchased only at market prices representing premiums to their net asset values. If the Portfolio buys shares of a closed-end investment company, shareholders will bear both their proportionate share of the expenses of the Portfolio and, indirectly, the expenses of the closed-end investment company.

'Invest in a company to control or manage it.

'Invest in exploration or development programs such as oil, gas or mineral leases.

'Purchase securities of an issuer if the board members and officers of the Portfolio and of the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of its net assets in securities and other instruments that are illiquid. For purposes of this policy, illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, nonnegotiable fixed-time deposits, over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

PAGE 39
In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.


The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio may also purchase short-term notes and obligations (rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporations (S&P) or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short term debt securities discussed in this paragraph.


The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not

PAGE 40
necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Investment Policies applicable to World Growth Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

'Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Portfolio's total assets may be invested without regard to this 5% limitation.

'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

PAGE 41
'Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or futures contracts (as discussed elsewhere in the Portfolio's prospectus and SAI) may be deemed to constitute issuing a senior security.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.


'Invest more than 10% of its total assets in securities of investment companies.


'Invest in a company to control or manage it.

PAGE 42
'Invest in exploration or development programs such as oil, gas or mineral leases.

'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of its net assets in securities and other instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.

In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.


The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio also may purchase short-term notes and obligations (rated in the top two classifications by Moody's or S&P or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers

PAGE 43
registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.

Investment Policies applicable to World Income Portfolio:

These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed only with shareholder/unitholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Portfolio will not:

'Act as an underwriter (sell securities for others). However, under the securities laws, the Portfolio may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

'Make cash loans if the total commitment amount exceeds 5% of the Portfolio's total assets.

'Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Portfolio has not borrowed in the past and has no present intention to borrow.

'Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means no more than 25% of the Portfolio's total assets, based on current market value at time of purchase, can be invested in any one industry.

'Purchase more than 10% of the outstanding voting securities of an issuer.

PAGE 44
'Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

'Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Portfolio from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

'Make a loan of any part of its assets to American Express Financial Corporation (the Advisor), to the board members and officers of the Advisor or to its own board members and officers.

'Purchase securities of an issuer if the board members and officers of the Fund, the Portfolio and the Advisor hold more than a certain percentage of the issuer's outstanding securities. If the holdings of all board members and officers of the Fund, the Portfolio and the Advisor who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Portfolio will not purchase securities of that issuer.

'Lend Portfolio securities in excess of 30% of its net assets. The current policy of the board is to make these loans, either long- or short-term, to broker-dealers. In making such loans, the Portfolio gets the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Portfolio will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Portfolio receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Advisor believes the opportunity for additional income outweighs the risks.

'Issue senior securities, except to the extent that borrowing from banks and using options, foreign currency forward contracts or futures contracts (as discussed elsewhere in the Portfolio's prospectus and SAI) may be deemed to constitute issuing a senior security.

The policies below are non-fundamental policies that apply both to the Fund and its corresponding Portfolio and may be changed without shareholder/unitholder approval. Unless changed by the board, the Portfolio will not:

'Buy on margin or sell short, but it may make margin payments in connection with transactions in futures contracts.

PAGE 45
'Pledge or mortgage its assets beyond 15% of total assets. If the Portfolio were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on futures contracts are not deemed to be a pledge of assets.

'Invest more than 5% of its total assets in securities of domestic or foreign companies, including any predecessors, that have a record of less than three years continuous operations.


'Invest more than 10% of its total assets in securities of investment companies.


'Invest in a company to control or manage it.

'Invest in exploration or development programs, such as oil, gas or mineral leases.


'Invest more than 5% of its net assets in warrants.

'Invest more than 10% of its net assets in securities and other instruments that are illiquid. For purposes of this policy illiquid securities include some privately placed securities, public securities and Rule 144A securities that for one reason or another may no longer have a readily available market, loans and loan participations, repurchase agreements with maturities greater than seven days, non-negotiable fixed-time deposits and over-the-counter options.


In determining the liquidity of Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities, the Advisor, under guidelines established by the board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Advisor, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lender or other financial intermediary.

PAGE 46
The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Portfolio does not intend to commit more than 5% of its total assets to these practices. The Portfolio does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Portfolio will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Portfolio's total assets the same as owned securities.

The Portfolio may maintain a portion of its assets in cash and cash-equivalent investments. The cash-equivalent investments the Portfolio may use are short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Portfolio also may purchase short-term notes and obligations (rated in the top two classifications by Moody's or S&P or the equivalent) of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Portfolio's ability to liquidate the security involved could be impaired. As a temporary investment, during periods of weak or declining market values for the securities in which the Portfolio invests, any portion of its assets may be converted to cash (in foreign currencies or U.S. dollars) or to the kinds of short-term debt securities discussed in this paragraph.

The Portfolio may invest in foreign securities that are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts also involve the risks of other investments in foreign securities.


For a discussion on foreign currency transactions, see Appendix A. For a discussion on options and futures contracts, see Appendix B. For a discussion on mortgage-backed securities, see Appendix C. For a discussion on dollar-cost averaging, see Appendix D.

PAGE 47
SECURITY TRANSACTIONS


Subject to policies set by the board, the Advisor is authorized to determine, consistent with each Fund's and Portfolio's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, the Advisor has been directed to use its best efforts to obtain the best available price and most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, the Advisor may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.


The Advisor has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager. The Advisor carefully monitors compliance with its Code of Ethics.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing the Advisor to do so to the extent authorized by law, if the Advisor determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the Advisor's overall responsibilities to the portfolios advised by the Advisor.


Research provided by brokers supplements the Advisor's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. The Advisor has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the Advisor must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits the

PAGE 48
Advisor to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the Advisor, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the Advisor, in order to obtain research and brokerage services, to cause the Portfolio to pay a commission in excess of the amount another broker might have charged. The Advisor has advised the Trust it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some Portfolio transactions may not be effected at the lowest commission, but the Advisor believes it may obtain better overall execution. The Advisor has assured the Trust that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions shall be placed on the basis of obtaining the best available price and most favorable execution. In so doing, if, in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the Advisor in providing advice to all the Trusts in the Preferred Master Trust Group, their corresponding Funds and other accounts advised by the Advisor, even though it is not possible to relate the benefits to any particular fund, portfolio or account.


Each investment decision made for a Portfolio is made independently from any decision made for other portfolios, funds or other accounts advised by the Advisor or any of its subsidiaries. When a Portfolio buys or sells the same security as another portfolio, fund or account, the Advisor carries out the purchase or sale in a way the Trust agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by a Portfolio, a Portfolio hopes to gain an overall advantage in execution. The Advisor has assured the Trust it will continue to seek ways to reduce brokerage costs.


On a periodic basis, the Advisor makes a comprehensive review of the broker-dealers it uses and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Portfolio paid total brokerage commissions of $386,015. For the fiscal period from May 13, 1996, to Oct. 31, 1996, World Growth Portfolio and World Income Portfolio paid total brokerage

PAGE 49
commissions of $9,806 and $1,884, respectively. Substantially all firms through whom transactions were executed provide research services.

Transactions amounting to $228,443,000, on which $953,997 in commissions were imputed or paid, were specifically directed to firms in exchange for research services for World Growth Portfolio.

No transactions were directed to brokers because of research services they provided to Emerging Markets Portfolio and World Income Portfolio.

The Portfolios held securities of their regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as of the period from Nov. 13, 1996, to April 30, 1997, for Emerging Markets Portfolio and as of the fiscal period ended Oct. 31, 1996 for World Growth Portfolio and World Income Portfolio, as presented below:

                            Value of Securities
                            Owned at End of
Name of Issuer              Period
Emerging Markets Portfolio
Dean Witter                 $3,989,000

World Growth Portfolio
Dean Witter                 $8,470,307
Goldman Sachs Group          6,475,354
Morgan Stanley Group         1,776,952
NationsBank                  4,975,938

World Income Portfolio

Dean Witter                 $4,298,104
First Chicago                4,997,083



For the period from Nov. 13, 1996 to April 30, 1997 the portfolio turnover rate was 13% for Emerging Markets Portfolio. For the fiscal years 1996 and 1995, the portfolio turnover rates were 134% and 90% for World Growth Portfolio and 49% and 92% for World Income Portfolio. Higher turnover rates may result in higher brokerage expenses. The variation in turnover rates can be attributed to a change in management style.


For periods prior to the commencement of operations of World Growth Portfolio and World Income Portfolio turnover rates are based on the turnover rates of the corresponding IDS Funds, which transferred all of their assets to the Portfolios on May 13, 1996. A high turnover rate (in excess of 100%) results in higher fees and expenses.

PAGE 50
BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE ADVISOR


Affiliates of American Express Company (American Express) (of which the Advisor is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of a Portfolio according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. The Advisor will use an American Express affiliate only if (i) the Advisor determines that a Portfolio will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for a Portfolio and (ii) the affiliate charges a Portfolio commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


The Advisor may direct brokerage to compensate an affiliate. The Advisor will receive research on South Africa from New Africa Advisors, a wholly-owned subsidiary of Sloan Financial Group. The Advisor owns 100% of IDS Capital Holdings Inc. which in turn owns 40% of Sloan Financial Group. New Africa Advisors will send research to the Advisor and in turn the Advisor will direct trades to a particular broker. The broker will have an agreement to pay New Africa Advisors. All transactions will be on a best execution basis. Compensation received will be reasonable for the services rendered.

No brokerage commissions were paid to brokers affiliated with the Advisor for the period from Nov. 13 1996 to April 30, 1997 for Emerging Markets Portfolio and for the fiscal period from May 13, 1996 to Oct. 31, 1996 for World Income Portfolio.

Information about brokerage commissions paid by the Portfolios to brokers affiliated with the Advisor for the fiscal period from May 13, 1996 to Oct. 31, 1996 for World Growth Portfolio is contained in the following table:


                                               Aggregate                     Percent of
                                               Dollar                        Aggregate Dollar
                                               Amount of      Percent of     Amount of
                                Nature         Commissions    Aggregate      Transactions
                                of             Paid to        Brokerage      Involving Payment
Portfolio             Broker    Affiliation    Broker         Commissions    of Commissions
World Growth          American          (1)    $5,831         .18%           NA
                      Enterprise
                      Investment
                      Services Inc.

(1)  Wholly-owned subsidiary of the Advisor.

PERFORMANCE INFORMATION

The Funds may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Funds are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Funds to compute performance follows below.

PAGE 51
Average annual total return

The Funds may calculate average annual total return for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     P(1+T) n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years
           ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Funds may calculate aggregate total return for certain periods representing the cumulative change in the value of an investment in the Funds over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:   P  =  a hypothetical initial payment of $1,000
       ERV  =  ending redeemable value of a hypothetical $1,000
               payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Annualized yield


World Income Fund may calculate an annualized yield by dividing the net investment income per share deemed earned during a period by the net asset value per share on the last day of the period and annualizing the results.


Yield is calculated according to the following formula:

                               Yield = 2[(a-b + 1) 6 - 1]
                                          cd

where: a = dividends and interest earned during the period b = aggregate expenses accrued for the period (net of reimbursements)
             c = the average daily number of shares outstanding
                 during the period that were entitled to receive dividends
             d = the maximum offering price per share on the last
                 day of the period

World Income Fund's annualized yield was 6.47% for the 30-day period ended Oct. 31, 1996.

PAGE 52
The Fund's yield, calculated as described above according to the formula prescribed by the SEC, is a hypothetical return based on market value yield to maturity for the corresponding Portfolio's securities. It is not necessarily indicative of the amount which was or may be paid to the Fund's shareholders. Actual amounts paid to the Fund's shareholders are reflected in the distribution yield.

Distribution yield

Distribution yield is calculated according to the following formula:

                              D   divided by   POP  F  equals  DY
                             30                30

where:    D  =  sum of dividends for 30-day period
        POP  =  sum of public offering price for 30-day period
          F  =  annualizing factor
         DY  =  distribution yield

World Income Fund's distribution yield was 21.30% for the 30-day period ended Oct. 31, 1996.

In its sales material and other communications, a Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

On May 13, 1996, IDS Global Growth Fund and IDS Global Bond Fund (the IDS Funds), two open-end investment companies managed by the Advisor, transferred all of their respective assets to World Growth Portfolio and World Income Portfolio, respectively, in exchange for units of the Portfolios. Also on May 13, 1996, World Growth Fund and World Income Fund transferred all of their respective assets to the corresponding Portfolio of the Trust in connection with the commencement of their operations.

On March 20, 1995, the IDS Funds converted to a multiple class structure pursuant to which three classes of shares are offered: Class A, Class B and Class Y. Class A shares are sold with a 5% sales charge, a 0.175% service fee and no 12b-1 fee. Performance quoted by World Growth Fund and World Income Fund is based on the performance of the corresponding IDS Fund prior to March 20, 1995 and to Class A shares of the IDS Fund from March 20, 1995 through May 13, 1996, adjusted for differences in sales charge. The historical performance for these periods has not

PAGE 53
been adjusted for any difference between the estimated aggregate fees and expenses of the Funds and historical fees and expenses of the IDS Funds.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day and dividing that figure by the number of shares outstanding at the end of the previous day.

On the first business day following the end of the period ended April 30, 1997 for Emerging Markets Fund and the fiscal period ended Oct. 31, 1996 for World Growth Fund and World Income Fund, the computations looked like this:

                                  Net assets before            Shares outstanding             Net asset value
Fund               Date           shareholder transactions     at the end of previous day     of one share
----------------------------------------------------------------------------------------------------------
Emerging Markets   May 1, 1997    $641,929        divided by  113,415                 equals  $5.66
World Growth       Nov. 1, 1996    490,358                     69,111                          7.10
World Income       Nov. 1, 1996    526,791                     83,841                          6.28

In determining net assets before shareholder transactions, the securities held by each Fund's corresponding Portfolio are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

'Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

'Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

'Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

'Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

'Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

'Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange. Occasionally, events affecting the value of such securities may occur between such times and the close

PAGE 54
of the Exchange that will not be reflected in the computation of each Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the board.

'Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short- term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

'Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Portfolio. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


The Exchange, American Express Service Corporation (AESC) and each of the Funds will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


INVESTING IN THE FUNDS


Each Fund's minimum initial investment requirement is $2,000 ($1,000 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors.

The Securities Investor Protection Corporation (SIPC) will provide account protection, in an amount up to $500,000, for securities including Fund shares (up to $100,000 protection for cash), held in an Investment Management Account maintained with AESC. Of course, SIPC account protection does not protect shareholders from share price fluctuations.

PAGE 55
REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.


During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Funds (or a Fund) to redeem shares for more than seven days. Such emergency situations would occur if:


'The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or


'Disposal of each Portfolio's securities is not reasonably practicable or it is not reasonably practicable for each Fund to determine the fair value of its net assets, or


'The SEC, under the provisions of the 1940 Act, as amended, declares a period of emergency to exist.

Should each Fund stop selling shares, the board members may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Redemptions by each Fund

Each Fund reserves the right to redeem, involuntarily, the shares of any shareholder whose account has a value of less than a minimum amount but only where the value of such account has been reduced by voluntary redemption of shares. Until further notice, it is the policy of each Fund not to exercise this right with respect to any shareholder whose account has a value of $1,000 or more ($500 in the case of Custodial accounts, IRA's and other retirement plans). In any event, before each Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and allow the shareholder 30 days to make an additional investment in an amount which will increase the value of the accounts to at least $1,000.

Redemptions in Kind

The Company has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of each Fund at the beginning of such period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make payments in whole or in part in securities or other assets in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of each Fund as determined by the board. In such circumstances, the securities distributed would be valued as set forth in the Prospectus. Should each Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAGE 56
CAPITAL LOSS CARRYOVER

For federal income tax purposes, World Growth Fund had a total capital loss carryover of $14,481 at Oct. 31, 1996, that if not offset by subsequent capital gains will expire in 2004.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES

Dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the fiscal period from May 13, 1996 to Oct. 31, 1996, none of World Growth Fund's net investment income dividends or World Income Fund's net investment income dividends qualified for the corporate deduction. The exclusion for dividends received by individuals is no longer generally available.

A Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income. The Funds have no current intention to invest in PFICS.

Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of a Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, a Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by individual and corporate shareholders, should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Funds are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income, not capital gain.

You may be able to defer taxes on current income from a Fund by investing through an IRA, 401(k) plan account or other qualified retirement account. If you move all or part of a non-qualified investment in a Fund to a qualified account, this type of exchange is considered a sale of shares. You pay no sales charge, but the

PAGE 57
exchange may result in a gain or loss for tax purposes, or excess contributions under IRA or qualified plan regulations.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If a Fund incurs a loss, a portion of the dividends distributed to shareholders may be considered a return of capital.

Under federal tax law, by the end of a calendar year a Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. A Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

Under the Revenue Reconciliation Act of 1989, if a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, the dividend is included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex- dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income which it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state and local income tax laws to Fund distributions.

PAGE 58
AGREEMENTS

Investment Management Services Agreement

The Trust, on behalf of each Portfolio, has an Investment Management Services Agreement with the Advisor. For managing the assets of the Portfolios, the Advisor is paid a fee based upon the following schedule:

Emerging Markets Portfolio         World Growth Portfolio

Assets        Annual rate at       Assets        Annual rate at
(billions)    each asset level     (billions)    each asset level
----------    ----------------     ----------    ----------------
First $0.25        1.10%           First $0.25        0.800%
Next   0.25        1.08            Next   0.25        0.775
Next   0.25        1.06            Next   0.25        0.750
Next   0.25        1.04            Next   0.25        0.725
Next   1.0         1.02            Next   1.0         0.700
Over   2.0         1.00            Over   2.0         0.675

World Income Portfolio

Assets       Annual rate at
(billions)   each asset level
First $0.25        0.770%
Next   0.25        0.745
Next   0.25        0.720
Next   0.25        0.695
Over   1.0         0.670

On April 30, 1997, the daily rate applied to Emerging Markets Portfolio's net assets on an annual basis was 1.10%. On Oct. 31, 1996, the daily rates applied to World Growth Portfolio and World Income Portfolio were 0.758% and 0.740%, respectively . The fee is calculated for each calendar day on the basis of net assets as the close of business two days prior to the day for which the calculation is made.

The management fee is paid monthly. For the period from Nov. 13, 1996 to April 30, 1997, the total amount paid was $326,973 for Emerging Markets Portfolio. For the fiscal period from May 13, 1996 to Oct. 31, 1996, the total amount paid was $3,704,753 for World Growth Portfolio and $2,730,146 for World Income Portfolio. The amounts are allocated among the Funds investing in the Portfolios.

Under the Agreement, each Portfolio also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending portfolio securities; and expenses properly payable by the Portfolios, approved by the board. For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Portfolio and Emerging Markets Fund paid nonadvisory expenses of $39,069. For the fiscal period from May 13, 1996 to Oct. 31, 1996, World Growth Portfolio

PAGE 59
and World Growth Fund paid nonadvisory expenses of $530,101 and World Income Portfolio and World Income Fund paid nonadvisory expenses of $78,812.

Administrative Services Agreement

The Company, on behalf of each Fund, has an Administrative Services Agreement with the Advisor. Under this agreement, each Fund pays the Advisor for providing administration and accounting services. The fee is payable from the assets of each Fund and is calculated as follows:

Emerging Markets Fund             World Growth Fund

Assets        Annual rate at      Assets        Annual rate at
(billions)    each asset level    (billions)    each asset level
----------    ----------------    ----------    ----------------
First $0.25        0.10%          First $0.25        0.060%
Next   0.25        0.09           Next   0.25        0.055
Next   0.25        0.08           Next   0.25        0.050
Next   0.25        0.07           Next   0.25        0.045
Next   1.0         0.06           Next   1.0         0.040
Over   2.0         0.05           Over   2.0         0.035

World Income Fund

Assets         Annual rate at
(billions)    each asset level
First $0.25        0.060%
Next   0.25        0.055
Next   0.25        0.050
Next   0.25        0.045
Over   1.0         0.040

On April 30, 1997, the daily rate applied to Emerging Markets Fund's net assets on an annual basis was 0.10%. On Oct. 31, 1996, the daily rates applied to World Growth Fund and World Income Fund were 0.060% and 0.60%, respectively.

The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Fund paid fees of $262. For the fiscal period from May 13, 1996 to Oct. 31, 1996, World Growth Fund and World Income Fund paid fees of $97 and $101, repectively.

Under the agreement, each Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; and expenses properly payable by each Fund approved by the board.

Transfer Agency Agreement

The Company, on behalf of each Fund, has a Transfer Agency Agreement with the Advisor. This agreement governs the responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend

PAGE 60
and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Funds' shares. The fee is determined by multiplying the number of shareholder accounts at the end of the day by a rate of $20 per year for Emerging Markets Fund and World Growth Fund and $25 per year for World Income Fund and dividing by the number of days in the year. The fees paid to the Advisor may be changed from time to time upon agreement of the parties without shareholder approval. For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Fund paid fees of $62. For the fiscal period from May 13, 1996 to Oct. 31, 1996, World Growth Fund and World Income Fund each paid a fee of $20.

Placement Agency Agreement

Pursuant to a Placement Agency Agreement, the Distributor acts as placement agent of the units of the Trust.

Plan and Agreement of Distribution/Distribution Agreement

To help the Distributor defray the costs of distribution and servicing, the Company and the Distributor have entered into a Plan and Agreement of Distribution (Plan). These costs cover almost all aspects of distributing shares of the Funds. Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% of each Fund's average daily net assets.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which the expenditures were made. The Plan and any agreement related to it may be terminated at any time with respect to a Fund by vote of a majority of board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, by vote of a majority of the outstanding voting securities of a Fund or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act, as amended. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Company and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of such disinterested board members is the responsibility of such disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Fund paid fees of $654. For the fiscal period from May 13, 1996 to Oct. 31, 1996, World Growth Fund and World Income Fund paid fees of $404 and $421, respectively.

PAGE 61
Custodian Agreement

The Trust's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. Each Fund also retains the custodian pursuant to a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Trust pays the custodian a maintenance charge per Portfolio and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses

For the period from Nov. 13, 1996 to April 30, 1997, Emerging Markets Fund paid total fees and nonadvisory expenses of $5,755. For the fiscal period from May 13, 1996 to Oct. 31, 1996, World Growth Fund and World Income Fund paid total fees and nonadvisory expenses of $2,839 and $2,283, respectively. The Advisor and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses until Oct. 31, 1997. Under this agreement, Emerging Markets Fund's total expenses will not exceed 2.20%, World Growth Fund's total expenses will not exceed 1.75% and World Income Fund's total expenses will not exceed 1.35%.

ORGANIZATIONAL INFORMATION

Each Fund is a series of Strategist World Fund, Inc., an open-end management investment company, as defined in the Investment Company Act of 1940. The Company was incorporated on Sept. 1, 1995 in Minnesota. The Company's headquarters are at IDS Tower 10, Minneapolis, MN 55440-0010.

BOARD MEMBERS AND OFFICERS


The following is a list of the Company's board members who are board members of all 15 funds in the Strategist Fund Group. All shares of the Funds have cumulative voting rights with respect to the election of board members.

Directors of Strategist Fund Group


Rodney P. Burwell
Born in 1939
Xerxes Corporation
7901 Xerxes Ave. S.
Minneapolis, MN

Chairman, Xerxes Corporation (fiberglass storage tanks). Director, Children's Broadcasting Network, Vaughn Communications, Sunbelt
Nursery Group, Fairview Corporation.

William J. Heron Jr.*
Born in 1941
American Express Company
World Financial Center
New York, NY

PAGE 62
Vice president of all funds in the Strategist Fund Group. President of American Express Financial Direct since 1995. Chief executive officer, Swig Investment Company from 1993 to 1995. Group executive, Citicorp/Citibank from 1985 to 1993.

Jean B. Keffeler
Born in 1945
The Keffeler Company
3033 Excelsior Blvd.
Minneapolis, MN

President, The Keffeler Company (management advisory services).
Director, National Computer Systems, American Paging Systems, Inc.

Thomas R. McBurney
Born in 1938
McBurney Management Advisors
1800 International Centre
900 2nd Ave. S.
Minneapolis, MN

President, McBurney Management Advisors.  Director, The Valspar
Corporation (paints), Wenger Corporation, Security American
Financial Enterprises, Allina, Space Center Enterprises,
Greenspring Corporation.

James A. Mitchell*
Born in 1941
2900 IDS Tower
Minneapolis, MN

President of all funds in the Strategist Fund Group. Executive vice president and director of the Advisor. Chairman of the board and chief executive officer of IDS Life Insurance Company.
Director, IDS Life Funds.

*Interested person of the Company by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

In addition to Mr. Mitchell, who is president, and Mr. Heron, who is vice president, the Funds' other officers are:

Eileen J. Newhouse
Born in 1955
IDS Tower 10
Minneapolis, MN

Secretary of all funds in the Strategist Fund Group. Counsel of the Advisor.

Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

PAGE 63
Treasurer of all funds in the Strategist Fund Group. Director, senior vice president and chief financial officer of the Advisor. Director and executive vice president and controller of IDS Life Insurance Company.

Compensation for the Fund Board Members

Once the assets of the Fund reach $20 million, members of the board who are not officers of the Advisor or an affiliate receive an annual fee of $1,000 for Emerging Markets Fund, $1,000 for World Growth Fund and $1,000 for World Income Fund. Once the assets of all funds in the Strategist Fund Group reach $100 million, members of the board who are not officers of the Advisor or an affiliate also will receive a fee of $1,000 for attendance at board meetings. Board members serving more than one fund will receive an aggregate of $1,000 whether attending one or more meetings held on the same day. The cost of the fee will be shared by the funds served by the director.

During the period from Nov. 13, 1996 to April 30, 1997, the members of the board for Emerging Markets Fund received no compensation. On April 30, 1997, Emerging Markets Fund's board members as a group owned less than 1% of the outstanding shares of the Fund. During the fiscal period from May 13, 1996 to Oct. 31, 1996, the members of the board for World Growth Fund and World Income Fund received no compensation. On Oct. 31, 1996, World Growth and World Income Funds' board members as a group owned less than 1% of the outstanding shares of each Fund. The following is a list of the Trust's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley who does not serve the nine IDS Life funds). All units have cumulative voting rights with respect to the election of board members.

Trustees of the Preferred Master Trust Group

H. Brewster Atwater, Jr.
Born in 1941
4900 IDS Tower
Minneapolis, MN

Former Chairman and chief executive officer, General Mills, Inc.
Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc.,
Lockheed-Martin, Union Pacific Resources and FPL Group, Inc.
(holding company for Florida Power and Light).

PAGE 64
William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN

Executive vice president and director of the Advisor.

Robert F. Froehlke+
Born in 1922
1201 Yale Place
Minneapolis, MN

Former president of all funds in the IDS MUTUAL FUND GROUP. Director, the ICI Mutual Insurance Co., Institute for Defense Analyses, Marshall Erdman and Associates, Inc. (architectural engineering) and Public Oversight Board of the American Institute of Certified Public Accountants.

David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of the Advisor. Previously, senior vice president, finance and chief financial officer of the Advisor.

Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Former president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney and telecommunications consultant. Former partner, law firm of Sutherland, Asbill & Brennan. Director, Motorola, Inc. and C-Cor Electronics, Inc.

Melvin R. Laird
Born in 1922
Reader's Digest Association, Inc.
1730 Rhode Island Ave., N.W.
Washington, D.C.


Senior counsellor for national and international affairs, The Reader's Digest Association, Inc. Former nine-term U.S. Congressman, U.S. Secretary of Defense and Presidential Counsellor. Director, Metropolitan Life Insurance Co., The Reader's Digest Association, Inc., Science Applications International Corp., Wallace Reader's Digest Funds and Public Oversight Board (SEC Practice Section, American Institute of Certified Public Accountants).

PAGE 65
William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN

President and director, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Former vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Former three-term United States Senator for Wyoming.  Former
Assistant Republican Leader, U.S. Senate.  Director, PacifiCorp
(electric power.)

Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN

President, Spencer Associates Inc. (consulting). Former chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of
International Advisory Council of NEC (Japan).

John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president and director of the Advisor.

Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and
General Mills, Inc. (consumer foods).

PAGE 66
+ Member of executive committee.
' Member of joint audit committee.
* Interested person of the Trust by reason of being an officer and employee of the Trust.

**Interested person of the Trust by reason of being an officer, board member, employee and/or shareholder of the Advisor or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.

In addition to Mr. Pearce, who is president, the Trust's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Trust.


Officers who are also officers and/or employees of the Advisor:

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN


Director and senior vice president-investments of the Advisor. Vice president-investments for the Trust.


Melinda S. Urion
Born in 1953
IDS Tower 10
Minneapolis, MN

Director, senior vice president and chief financial officer of the Advisor. Director, executive vice president and controller of IDS Life Insurance Company. Treasurer for the Trust.

Compensation for the Portfolio Board Members

Once the assets of the Portfolio reach $20 million, members of the board who are not officers of a Portfolio or of the Advisor receive an annual fee of $100 for Emerging Markets Portfolio, $600 for World Growth Portfolio and $300 for World Income Portfolio. They also receive attendance and other fees. These fees include for each day in attendance at meetings of the board, $50; for meetings of the Contracts and Investment Review Committees, $50; meetings of the Audit Committee, $25; for traveling from out-of-state, $8; and as Chair of the Contracts Committee, $90. Expenses for attending meetings are reimbursed.

PAGE 67
During the period from Nov. 13, 1996 to April 30, 1997, the members of the board for Emerging Markets Portfolio, for attending up to 14 meetings, received the following compensation:

                                                Compensation Table
                                          for Emerging Markets Portfolio

                                Pension or            Estimated     Total cash
                Aggregate       Retirement            annual        compensation from
                compensation    benefits              benefit       the Preferred Master
                from the        accrued as            upon          Trust Group and IDS
Board member    Portfolio       Portfolio expenses    retirement    MUTUAL FUND GROUP
H. Brewster
   Atwater, Jr.     $333            $0                    $0            $34,600
Lynne V. Cheney      361             0                     0             37,500
Robert F. Froehlke   333             0                     0             34,800
Heinz F. Hutter      358             0                     0             36,000
Anne P. Jones        487             0                     0             45,500
Melvin R. Laird      411             0                     0             40,500
Alan K. Simpson      236             0                     0             30,200
Edson W. Spencer     608             0                     0             50,900
Wheelock Whitney     458             0                     0             42,000
C. Angus Wurtele     408             0                     0             38,900


During the fiscal period from May 13, 1996 to Oct. 31, 1996, the members of the board, for attending up to 25 meetings received the following compensation:

                                                Compensation Table
                                            for World Growth Portfolio

                                     Pension or            Estimated     Total cash
                     Aggregate       Retirement            annual        compensation from
                     compensation    benefits              benefit       the Preferred Master
                     from the        accrued as            upon          Trust Group and IDS
Board member         Portfolio       Portfolio expenses    retirement    MUTUAL FUND GROUP
------------------------------------------------------------------------------------------
Lynne V. Cheney      $356            $0                    $0            $74,500
Robert F. Froehlke    399             0                     0             76,800
Heinz F. Hutter       377             0                     0             77,300
Anne P. Jones         381             0                     0             77,400
Melvin R. Laird       418             0                     0             80,600
Edson W. Spencer      419             0                     0             83,300
Wheelock Whitney      369             0                     0             75,200
C. Angus Wurtele      387             0                     0             75,300

                                                Compensation Table
                                            for World Income Portfolio

                                     Pension or            Estimated     Total cash
                     Aggregate       Retirement            annual        compensation from
                     compensation    benefits              benefit       the Preferred Master
                     from the        accrued as            upon          Trust Group and IDS
Board member         Portfolio       Portfolio expenses    retirement    MUTUAL FUND GROUP
------------------------------------------------------------------------------------------
Lynne V. Cheney      $289            $0                    $0            $74,500
Robert F. Froehlke    332             0                     0             76,800
Heinz F. Hutter       310             0                     0             77,300
Anne P. Jones         314             0                     0             77,400
Melvin R. Laird       351             0                     0             80,600
Edson W. Spencer      352             0                     0             83,300
Wheelock Whitney      302             0                     0             75,200
C. Angus Wurtele      320             0                     0             75,300

During the period from Nov. 13, 1996 to April 30, 1997, no board member earned more than $60,000 from Emerging Markets Portfolio. All board members as a group earned $1,706 from Emerging Markets Portfolio. During the fiscal period from May 13, 1996 to Oct. 31, 1996, no board member earned more than $60,000 from World Growth Portfolio or World Income Portfolio. All board members as a group earned $1,783 from World Growth Portfolio and $1,338 from World Income Portfolio.

PAGE 68
INDEPENDENT AUDITORS

World Growth and World Income Funds' and corresponding Portfolios' financial statements contained in the Annual Report to shareholders for the fiscal period ended Oct. 31, 1996 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1996 Annual Report to shareholders (which has been audited), pursuant to Section 30(d) of the 1940 Act, as amended, are hereby incorporated in this SAI by reference. The Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the 1997 Semi-Annual Report to shareholders (unaudited), pursuant to Section 30(d) of the 1940 Act, as amended, are hereby incorporated in this SAI by reference. No other portion of the Annual or Semi-Annual Report, however, is incorporated by reference.

PROSPECTUS

The prospectus dated June 27, 1997 is hereby incorporated in this SAI by reference.



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APPENDIX A

FOREIGN CURRENCY TRANSACTIONS

Since investments in foreign countries usually involve currencies of foreign countries, and since a Portfolio may hold cash and cash-equivalent investments in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Portfolio may incur costs in connection with conversions between various currencies.

Spot Rates and Forward Contracts. A Portfolio conducts its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts) as a hedge against fluctuations in future foreign exchange rates. A forward contract involves an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements. No commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

Emerging Markets Portfolio and World Growth Portfolio also may enter into forward contracts when management of a Portfolio believes the currency of a particular foreign country may suffer a substantial decline against other currency. It may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. World Income Portfolio may enter into forward contracts when management of the Portfolio believes the currency of a particular foreign country may change in relationship to the U.S. dollar or another currency. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of such securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.



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World Income Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate a Portfolio to deliver an amount of foreign currency in excess of an offsetting position composed of the Portfolio's securities and cash. Emerging Markets Portfolio and World Growth Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contract or would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Advisor believes it is important, however, to have the flexibility to enter into such forward contracts when it determines it is in the best interest of the Portfolio to do so.

A Portfolio will designate cash or securities in an amount equal to the value of a Portfolio's total assets committed to consummating forward contracts. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of a Portfolio's commitments on such contracts.

At maturity of a forward contract, a Portfolio may either sell the security and make delivery of the foreign currency or retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract with the same currency trader obligating it to buy, on the same maturity date, the same amount of foreign currency.

If a Portfolio retains a security and engages in an offsetting transaction, a Portfolio will incur a gain or a loss (as described below) to the extent there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date a Portfolio enters into a forward contract for selling foreign currency and the date it enters into an offsetting contract for purchasing the foreign currency, a Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. Should forward prices increase, a Portfolio will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

It is impossible to forecast what the market value of securities will be at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to buy additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of a security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver.



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A Portfolio's dealing in forward contracts will be limited to the transactions described above. This method of protecting the value of securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although such forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

Although a Portfolio values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and unitholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies. A Portfolio may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities, a Portfolio may buy put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on a Portfolio which otherwise would have resulted. Conversely, where a change in the dollar value of a currency in which securities to be acquired are denominated is projected, which would increase the cost of such securities, the Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

As in the case of other types of options, however, the benefit to a Portfolio derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, when a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will



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most likely not be exercised and the diminution in value of securities will be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium.


As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a Portfolio holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in a Portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.


Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.




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The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for the purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A Portfolio may enter into currency futures contracts to buy or sell currencies. It also may buy put call options and write covered call and cash- secured options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Portfolio may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations. All futures contracts are aggregated for purposes of the percentage limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the values of a Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Portfolio against price decline if the issuer's creditworthiness deteriorates. Because the value of a Portfolio's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Portfolio's investments denominated in that currency over time.

A Portfolio will hold securities or other options or futures positions whose values are expected to offset its obligations. A Portfolio will not enter into an option or futures position that exposes a Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or
(ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.



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APPENDIX B

OPTIONS AND FUTURES CONTRACTS

The Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Portfolio may enter into stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures and on stock indexes. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Portfolio could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Portfolio and its shareholders by improving the Portfolio's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized



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only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Portfolio pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Portfolio for investment purposes. Options permit the Portfolio to experience the change in the value of a security with a relatively small initial cash investment.

The risk the Portfolio assumes when it buys an option is the loss of the premium. To be beneficial to the Portfolio, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not assure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Portfolio will write covered options when it feels it is appropriate and will follow these guidelines:

'Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Portfolio's goal.

'All options written by the Portfolio will be covered. For covered call options if a decision is made to sell the security, or for put options if a decision is made to buy the security, the Portfolio will attempt to terminate the option contract through a closing purchase transaction.

A call option written by the Portfolio will be covered (i) if the Portfolio owns the security in connection with which the option was written, or has an absolute and immediate right to acquire such security upon conversion of exchange or other securities held in its portfolio, or (ii) in such other manner that is in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. A put option written by the Portfolio will be covered through (i) segregation in a segregated account held by the Portfolio's custodian of cash, short-term U.S. government securities or money market instruments in an amount equal to the exercise price of the option, or (ii) in any other manner that is in accordance with the requirements of the exchange on which the option is traded and applicable laws and regulations.




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Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or to deliver the security in return for the purchase price in the case of a put option. Conversely the writer is required to deliver the security in the case of a call option or to purchase the security in the case of a put option. Options that have been purchased or written may be closed out prior to exercise or expiration by entering into an offsetting transaction on the exchange on which the initial position was established subject to the availability of a liquid secondary market.

The Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option. Conversely, the Portfolio will suffer a loss if the premium paid is more than the premium received. The Portfolio also will profit if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, the Portfolio will suffer a loss if the premium received is less than the premium paid in establishing the option position.

The Portfolio may deal in options on securities that are traded in U.S. and foreign securities exchanges and over-the-counter markets and on domestic and foreign securities indexes.

The Portfolio will write options only as permitted under federal or state laws or regulations, such as those that limit the amount of total assets subject to the options. While no limit has been set by the Portfolio, it will conform to the requirements of those states. For example, California limits the writing of options to 50% of the assets of a fund.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains. Since the Portfolio is taxed as a regulated investment company under the Internal Revenue Code, any gains on options and other securities held less than three months must be limited to less than 30% of its annual gross income.

If a covered call option is exercised, the security is sold by the Portfolio. The premium received upon writing the option is added to the proceeds received from the sale of the security. The Portfolio will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options are included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are commodity contracts listed on commodity exchanges. Futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges, through their clearing corporations, guarantee



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performance of the contracts. There are contracts based on U.S. Treasury bonds,
Standard & Poor's 500 Index (S&P 500 Index), and other broad stock market indexes as well as narrower sub-indexes. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those stocks. In the case of S&P 500 Index futures contracts, the specified multiple is $500. Thus, if the value of the S&P 500 Index were 150, the value of one contract would be $75,000 (150 x $500).

Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. For example, excluding any transaction costs, if the Portfolio enters into one futures contract to buy the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 154 on that future date, the Portfolio will gain $500 x (154-150) or $2,000. If the Portfolio enters into one futures contract to sell the S&P 500 Index at a specified future date at a contract value of 150 and the S&P 500 Index is at 152 on that future date, the Portfolio will lose $500 x (152-150) or $1,000.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by the Portfolio taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up within a segregated account at the Portfolio's custodian bank. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Portfolio would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract is to allow the Portfolio to gain rapid exposure to or protect itself from changes in the market without actually buying or selling securities. For example, a Portfolio may find itself with a high cash position at the beginning of a market rally. Conventional procedures of purchasing a number of individual issues entail the lapse of time and the possibility of missing a significant market movement. By using futures contracts, the Portfolio can obtain immediate exposure to the market and benefit from the beginning stages of a rally. The buying program can then proceed and once it is completed (or as it proceeds), the contracts can be closed. Conversely, in the early stages of a market decline, market exposure can be promptly offset by entering into stock index futures contracts to sell units of an index and individual stocks can be sold over a longer period under cover of the resulting short contract position.




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Risks of Transactions in Futures Contracts

The Portfolio may elect to close some or all of its contracts prior to expiration. Although the Portfolio intends to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures contract position, and in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin. Such price movements, however, will be offset all or in part by the price movements of the securities owned by the Portfolio. Of course, there is no guarantee the price of the securities will correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Another risk in employing futures contracts to protect against the price volatility of securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

In addition, the Portfolio's investment manager could be incorrect in its expectations as to the direction or extent of various interest rate or market movements or the time span within which the movements take place. For example, if the Portfolio sold futures contracts in anticipation of a market decline, and the market rallied instead, the Portfolio would lose part or all of the benefit of the increased value of the stock it has hedged because it will have offsetting losses in its futures positions.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Portfolio.

The risk the Portfolio assumes when it buys an option is the loss of the premium paid for the option. The risk involved in writing options on futures contracts the Portfolio owns, or on securities held in its portfolio, is that there could be an increase in the



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market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Portfolio could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Portfolio's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Portfolio might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

OPTIONS ON STOCK INDEXES. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A Portfolio exercising a put, for example, would receive the difference between the exercise price and the current index level. Such options would be used in the same manner as options on futures contracts.

TAX TREATMENT. As permitted under federal income tax laws, the Portfolio intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Portfolio being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, the Portfolio will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Portfolio's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements. Less than 30% of its gross income must be derived from sales of securities held less than three months.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements. In order to avoid realizing a gain within the three-month period, the Portfolio may be required to defer closing out a contract beyond the time when it might otherwise be advantageous to do so. The Portfolio also may be restricted in purchasing put options for the purpose of hedging underlying securities because of applying the short sale holding period rules with respect to such underlying securities.



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Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.



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PAGE 81

APPENDIX C


MORTGAGE-BACKED SECURITIES

A mortgage pass through certificate is one that represents an interest in a pool, or group, of mortgage loans assembled by the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) or non-governmental entities. In pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate. Prepayments on underlying mortgages result in a loss of anticipated interest, and the actual yield (or total return) to a Portfolio, which is influenced by both stated interest rates and market conditions, may be different than the quoted yield on certificates. Some U.S. government securities may be purchased on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to a Portfolio.

Stripped Mortgage-Backed Securities. A Portfolio may invest in stripped mortgage-backed securities. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. On an IO, if prepayments of principal are greater than anticipated, an investor may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Mortgage-Backed Security Spread Options. A Portfolio may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. MBS spread options are traded in the OTC market and are of short duration, typically one to two months. A Portfolio would buy or sell covered MBS call spread options in situations where mortgage-backed securities are expected to underperform like-duration Treasury securities.

APPENDIX D


DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.


While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.


Dollar-cost averaging


Regular             Market Price            Shares
Investment          of a Share              Acquired
 $100                $6.00                    16.7
  100                 4.00                    25.0
  100                 4.00                    25.0
  100                 6.00                    16.7
  100                 5.00                    20.0
 ----                -----                   -----
 $500               $25.00                   103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

Strategist World Fund, Inc.

Financial statements

Statement of assets and liabilities
Strategist Emerging Markets Fund
April 30, 1997

Assets
                                                                                                            (Unaudited)
Investment in Emerging Markets Portfolio (Note 1)                                                              $634,242
Organizational costs (Note 1)                                                                                        47
Other receivables                                                                                                16,270
                                                                                                                 ------
Total assets                                                                                                    650,559
                                                                                                               --------
Liabilities

Other accrued expenses                                                                                           11,972
                                                                                                                -------
Total liabilities                                                                                                11,972
                                                                                                                -------
Net assets applicable to outstanding capital stock                                                             $638,587
                                                                                                               ========
Represented by

Capital stock -- authorized 3,000,000,000 shares
   of $.01 par value: outstanding 113,415 shares                                                             $    1,134
Additional paid-in capital                                                                                      571,750
Excess of distributions over net investment income                                                               (1,068)
Accumulated net realized loss (Notes 1 and 4)                                                                      (816)
Unrealized appreciation of investments and on translation
    of assets and liabilities in foreign currencies                                                              67,587
Total -- representing net assets applicable to
   outstanding capital stock                                                                                   $638,587
                                                                                                               ========
Net asset value per share of outstanding capital stock                                                      $      5.63
                                                                                                            -----------
See accompanying notes to financial statements.

Strategist World Fund, Inc.

Financial statements

Statement of operations
Strategist Emerging Markets Fund
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

Investment income
                                                                                                            (Unaudited)
Income:
Interest                                                                                                       $  4,685
Dividends                                                                                                         1,464
                                                                                                                 ------
Total income                                                                                                      6,149
                                                                                                                 ------
Expenses (Note 2):
Distribution fee                                                                                                    654
Transfer agency fee                                                                                                  62
Administrative services fees and expenses                                                                           262
Postage                                                                                                           4,353
Registration fees                                                                                                12,028
Reports to shareholders                                                                                           2,343
Audit fees                                                                                                          803
Other                                                                                                             3,760
                                                                                                                 ------
Total feeder expenses                                                                                            24,265
Expenses allocated from corresponding Portfolio                                                                   3,086
                                                                                                                 ------
Total expenses                                                                                                   27,351
Less expenses reimbursed by AEFC                                                                                (21,596)
                                                                                                                -------
Total net expenses                                                                                                5,755
                                                                                                                 ------
Investment income-- net                                                                                             394
                                                                                                                   ----
Realized and unrealized gain (loss) -- net

Net realized loss on investments and foreign currencies                                                            (816)
Net change in unrealized appreciation or depreciation
    of investments and on translation of assets
    and liabilities in foreign currencies                                                                        67,587
                                                                                                                -------
Net gain on investments and foreign currencies                                                                   66,771
                                                                                                                -------
Net increase in net assets resulting from operations                                                            $67,165
                                                                                                                =======
See accompanying notes to financial statements.

Strategist World Fund, Inc.

Financial statements

Statement of changes in net assets
Strategist Emerging Markets Fund
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

Operations and distributions                                                                                (Unaudited)

Investment income-- net                                                                                      $      394
Net loss on investments and foreign currencies                                                                     (816)
Net change in unrealized appreciation or depreciation
    of investments and on translation of assets
    and liabilities in foreign currencies                                                                        67,587
                                                                                                                 ------
Net increase in net assets  resulting from operations                                                            67,165
                                                                                                                 ------
Distributions  to shareholders from:
   Net investment income                                                                                         (1,462)

Capital share transactions (Note 3)

Proceeds from sales                                                                                             570,422
Reinvestment of distributions at net asset value                                                                  1,462
                                                                                                                 ------
Increase in net assets from capital share transactions                                                          571,884
                                                                                                                -------
Total increase in net assets                                                                                    637,587
Net assets at beginning of period (Note 1)                                                                        1,000
                                                                                                                 ------
Net assets at end of period (including excess of
   distributions over net investment income of $(1,068))                                                       $638,587
                                                                                                               ========
See accompanying notes to financial statements.

Strategist World Fund, Inc.

Notes to financial statements
Strategist Emerging Markets Fund
(Unaudited as to April 30, 1997)

--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Fund is a series of capital stock within Strategist World Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. On Nov. 12, 1996, American Express Financial Corporation (AEFC) invested $1,000 in Emerging Markets Fund which represented 200 shares. Operations commenced on Nov. 13, 1996.

Investment in Portfolios

The Fund seeks to achieve its investment objectives by investing all of its net investable assets in the Emerging Markets Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio seeks to provide shareholders with a long-term growth of capital by investing primarily in equity securities of issuers in countries with developing or emerging markets.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of April 30, 1997, the percentage of the Portfolio owned by the Fund was 0.40%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Strategist World Fund, Inc.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

At April 30, 1997, AEFC owned 201 shares of the Fund. At April 30, 1997, American Express Company (the parent company of AEFC) owned 100,087 shares of the Fund.

Strategist World Fund, Inc.

--------------------------------------------------------------------------------
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with AEFC for providing administrative services and transfer agent services.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.05% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.50% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Oct. 31, 1997. Under this agreement, the Fund's total expenses will not exceed 2.20% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
3. Capital share transactions

Transactions in shares of capital stock for the period indicated is as follows:

                                     Period ended April 30, 1997*
Emerging Markets Fund
-----------------------------------------------------------------
Sold                                                      112,928
Issued for reinvested                                         287
   distributions
Redeemed                                                       --
-----------------------------------------------------------------
Net increase                                              113,215
-----------------------------------------------------------------
*Inception date was Nov. 13, 1996.

Strategist World Fund, Inc.

Financial statements

Statement of assets and liabilities
Emerging Markets Portfolio
April 30, 1997

                                                            Assets
                                                                                   (Unaudited)
Investments in securities, at value (Note 1)
     (identified cost $156,405,542)                                              $161,232,759
Cash in bank on demand deposit                                                      1,274,238
Dividends and accrued interest receivable                                              11,928
Receivable for investment securities sold                                           1,406,233
Unrealized appreciation on foreign currency contracts held,
     at value (Notes 1 and 4)                                                              63
                                                                                          ---
Total assets                                                                      163,925,221

                                                            Liabilities

Payable for investment securities purchased                                         3,026,880
Unrealized depreciation on foreign currency contracts held,
     at value (Notes 1 and 4)                                                              84
Accrued investment management services fee                                              4,741
Other accrued expenses                                                                 13,124
                                                                                      -------
Total liabilities                                                                   3,044,829
                                                                                    ---------
Net assets                                                                       $160,880,392

See accompanying notes to financial statements.


Strategist World Fund, Inc.

Financial statements

Statement of operations
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

                                                           Investment income
                                                                                  (Unaudited)
Income:
Interest (net of foreign taxes withheld of $2,946)                               $   374,710
Dividends (net of foreign taxes withheld of $8,380)                                  148,148
                                                                                     -------
Total income                                                                         522,858
                                                                                     -------
Expenses (Note 2):
Investment management services fee                                                   326,973
Compensation of board members                                                          1,706
Custodian fees                                                                        26,140
Audit fees                                                                             6,246
Administrative services fees and expenses                                                 95
Other                                                                                  1,094
                                                                                       -----
Total expenses                                                                       362,254
     Earnings credits on cash balances (Note 2)                                         (989)
                                                                                     -------
Total net expenses                                                                   361,265

Investment income -- net                                                             161,593
                                                                                     -------
                                    Realized and unrealized gain (loss) -- net

Net realized loss on security and foreign currency transactions
     (including loss of $55,682 from foreign currency transactions) (Note 3)      (1,121,703)
Net change in unrealized appreciation or
     depreciation of investments and on translation
     of assets and liabilities in foreign currencies                               4,826,619
                                                                                   ---------
Net gain on investments and foreign currencies                                     3,704,916
                                                                                   ---------
Net increase in net assets resulting from operations                              $3,866,509
                                                                                  ----------
See accompanying notes to financial statements.


Strategist World Fund, Inc.

Financial statements

Statement of changes in net assets
Emerging Markets Portfolio
For the period from Nov. 13, 1996
(commencement of operations) to April 30, 1997

                                                    Operations
                                                                                  (Unaudited)
Investment income-- net                                                          $   161,593
Net realized loss on investments and foreign currencies                           (1,121,703)
Net change in unrealized appreciation or
     depreciation of investments and on translation
     of assets and liabilities in foreign currencies                               4,826,619
                                                                                ------------
Net increase in net assets resulting from operations                               3,866,509

Net contributions                                                                157,009,883
                                                                                ------------
Total increase in net assets                                                     160,876,392

Net assets at beginning of period (Note 1)                                             4,000
                                                                                ------------
Net assets at end of period                                                     $160,880,392
                                                                                ============
See accompanying notes to financial statements.

Strategist World Fund, Inc.

Notes to financial statements
Emerging Markets Portfolio
(Unaudited as to April 30, 1997)

--------------------------------------------------------------------------------
1. Summary of significant accounting policies

Emerging Markets Portfolio (the Portfolio) is a series of World Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Emerging Markets Portfolio seeks to provide a long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks of companies throughout the world. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Nov. 12, 1996, AEFC contibuted $4,000 to the Portfolio. Operations commenced on Nov. 13, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Strategist World Fund, Inc.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Strategist World Fund, Inc.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 1.10% to 1.00% annually.

Strategist World Fund, Inc.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the period from Nov. 13, 1996 to April 30, 1997, the Portfolio's custodian fees were reduced by $989 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $135,013,929 and $7,589,748, respectively, for the period from Nov. 13, 1996 to April 30, 1997. For the same period, the portfolio turnover rate was 13%. Realized gains and losses are determined on an identified cost basis.

--------------------------------------------------------------------------------
4. Foreign currency contracts

At April 30, 1997, the Portfolio had entered into two foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

Exchange      Currency to     Currency to    Unrealized       Unrealized
date         be delivered     be received   appreciation     depreciation

May 1, 1997    2,164,578       16,767,253       $--               $84
              U.S. Dollar   Hong Kong Dollar
               4,213,404          543,931        63                --
               Hong Kong        U.S. Dollar
                 Dollar                         $63               $84

Investments in securities

Emerging Markets Portfolio                      (Percentages represent value of
April 30, 1997 (Unaudited)                  investments compared to net assets)

Common stocks (81.5%)

Issuer                                              Shares            Value (a)
Argentina (8.3%)
Banks and savings & loans (3.5%)
Banco de Galicia - Buenos Aires                    230,000          $5,595,469

Metals (1.5%)
Siderar                                            600,000 (b)       2,358,336

Utilities -- telephone (3.3%)
Telefonica de Argentina                            160,000           5,320,000

Brazil (11.9%)
Energy (3.1%)
Petroleo Brasileiro ADR                            240,000 (b)       5,037,598

Utilities -- electric (4.8%)
CEMIG ADR                                          100,000           4,515,000
Companhia Energetica de Sao Paulo               24,400,000 (b)       1,296,128
Eletropaula                                      9,000,000 (b)       1,806,840
Total                                                                7,617,968

Utilities -- telephone (4.0%)
Telecomunicacoes Brasileiras - Telebras ADR         55,900           6,414,525

Chile (1.6%)
Utilities -- telephone
Cia de Telecomunicaciones de Chile ADR              80,000           2,590,000

China (5.4%)
Airlines (0.6%)
China Eastern Airlines                           3,160,000 (b)         989,219

Multi-industry conglomerates (1.9%)
China Merchants                                  2,900,000           3,107,208

Utilities -- electric (2.9%)
Beijing Datang Power Generation                  8,950,000 (b)       4,650,321

Croatia (3.0%)
Banks and savings & loans (1.4%)
Zagrebacka Banka GDR                                65,000 (b)       2,307,500

Health care (1.6%)
Pliva GDR                                          160,000 (b)       2,571,998

Czech Republic (0.4%)
Utilities -- telephone
SPT Telekom                                          6,000 (b)         633,987

Egypt (2.9%)
Building materials & construction
Suez Cement GDR                                    260,000 (b)       4,706,000

Hong Kong (10.5%)
Building materials & construction (0.5%)
New World Infrastructure                           370,000 (b)       1,046,021

Financial services (1.3%)
Guangzhou Investment Co                          4,300,000           2,039,950

Food (2.4%)
Guangnan Holdings                                2,660,000           3,828,695

Health care (0.9%)
Shandong Xinhau Pharmaceutical                   3,900,000           1,397,081

Household products (0.7%)
Guangdong Kelon Elec Holdings                    1,100,000           1,064,997

Industrial equipment & services (1.3%)
GZI Transportation                               3,450,000 (b)       2,070,935

Multi-industry conglomerates (3.4%)
China Travel Intl Investment                     4,000,000           2,104,176
Shanghai Industrial Holdings                       592,000           3,331,982
Total                                                                5,436,158

Indonesia (1.9%)
Banks and savings & loans (0.4%)
Bank Negara                                      1,218,000             676,667

Building materials & construction (0.4%)
PT Semen Gresik                                    261,000             636,396

Retail (0.3%)
PT Matahari Putra Prima                            381,500             533,795

Utilities -- telephone (0.8%)
PT Telekomunikasi                                  846,000           1,227,222

Malaysia (6.3%)
Automotive & related (0.9%)
Perusahaan Otomobil                                250,000 (b)       1,493,726

Banks and savings & loans (2.0%)
Malayan Banking                                    205,000 (b)       2,041,426
Public Bank Malaysia                               680,000 (b)       1,126,787
Total                                                                3,168,213

Building materials & construction (0.6%)
IJM                                                400,000             876,319

Leisure time & entertainment (1.0%)
Tanjong                                            439,000           1,591,276

Media (0.6%)
New Straits Times Press                            174,000             970,325

Utilities -- electric (1.2%)
Tenaga Nasional                                    425,000           1,963,752

Mexico (7.3%)
Beverages & tobacco (2.3%)
FEMSA                                              785,000           3,705,388

Building materials & construction (1.8%)
Cemex                                              800,000           2,930,328

Media (0.9%)
Grupo Televisa                                      60,000 (b)       1,387,500

Paper  & packaging (2.3%)
Kimberly-Clark de Mexico ADR                       200,000           3,746,000

Peru (1.9%)
Metals
Compania de Minas Buenaventura ADR                 137,300           2,986,275

Philippines (4.4%)
Banks and savings & loans (0.6%)
Bank of the Philippine Islands                     180,000 (b)         972,695

Building materials & construction (1.1%)
HI Cement                                        5,220,000 (b)       1,741,977

Utilities -- electric (1.0%)
Manila Electric                                    260,000           1,616,989

Utilities -- telephone (1.7%)
Philippine Long Distance Telephone ADR              48,000           2,676,000

Russia (8.8%)
Energy equipment & services (5.0%)
Chernogorneft ADR                                  500,000 (b)       4,781,250
Surgutneftegaz ADR                                  90,000 (b)       3,307,500
Total                                                                8,088,750

Utilities -- electric (3.8%)
Mosenergo ADR                                       30,000 (b,c)     1,187,004
Mosenergo ADR                                      125,000 (b)       4,945,848
Total                                                                6,132,852

South Africa (5.1%)
Energy equipment & services (3.7%)
Ingwe Coal                                         200,000           1,259,418
Sasol                                              360,000           4,614,866
Total                                                                5,874,284

Retail (1.4%)
Meikles Africa ADR                               1,000,000 (b)       2,330,000

Turkey (1.8%)
Metals
Eregli Demir Ve Celik Fabrikalari               30,000,000           2,931,840

Total common stocks                                               $131,042,535
(Cost: $126,344,310)

Other (0.1%)

Issuer                                              Shares             Value(a)

Hong Kong
Guangnan Holdings
   Warrants                                        300,857            $141,758
GZI Transportation
   Warrants                                         50,000                 968

Total other                                                           $142,726
(Cost: $13,734)

Short-term securities (18.7%)

Issuer                                   Annualized      Amount       Value (a)
                                           yield on    payable at
                                            date of    maturity
                                           purchase

U.S. government agency (1.7%)
Federal Home Loan Mtge Corp Disc Nts
05-06-97                                      5.46%  $1,100,000     $1,099,169
05-06-97                                      5.37    1,400,000      1,398,958
05-08-97                                      5.43      300,000        299,684
Total                                                                2,797,811

Commerical paper (14.8%)
AT&T
  05-02-97                                    5.43    5,800,000      5,799,127
Dean Witter, Discover & Co
  05-19-97                                    5.52    4,000,000      3,989,000
Fleet Funding
  05-20-97                                    5.53    3,113,000 (d)  3,103,947
MCI Communications
   05-30-97                                   5.53    1,100,000 (d)  1,095,126
Novartis Finance
   05-02-97                                   5.57    3,000,000      2,999,538
Paccar Financial
   05-05-97                                   5.57    1,900,000      1,898,828
   05-23-97                                   5.52    2,400,000      2,391,933
USAA Capital
  05-23-97                                    5.51    2,500,000      2,491,613
Total                                                               23,769,112

Letter of credit (2.2%)
Bank of New York - River Fuel Co
   06-06-97                                   5.58    3,500,000 (d)  3,480,575

Total short-term securities
(Cost: $30,047,498)                                                $30,047,498

Total investment in securities                                    $161,232,759
(Cost: $156,405,542) (e)

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.
(b) Non-income producing.
(c) Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(d) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(e) At April 30, 1997, the cost of securities for federal income tax purposes was approximately $156,406,000 and the approximate aggregate gross unrealized appreciation and depreciation


Unrealized appreciation                                            $11,446,000
Unrealized depreciation                                             (6,619,000
-------------------------------------------------------------------------------

Net unrealized appreciation                                         $4,827,000
-------------------------------------------------------------------------------

Strategist World Fund, Inc.

Statement of assets and liabilities
Strategist Emerging Markets Fund
May 31, 1997

Assets                                                    (Unaudited)

Investment in Emerging Markets Portfolio                    $686,337
Organizational costs                                              46
Other receivables                                             13,895
                                                             -------
Total assets                                                 700,278
                                                             -------
Liabilities

Other accrued expenses                                        13,716
                                                             -------
Total liabilities                                             13,716
                                                             -------
Net assets applicable to outstanding capital stock          $686,562
                                                            ========

Represented by

Capital stock -- authorized 3,000,000,000 shares
   of $.01 par value: outstanding 113,967 shares            $  1,140
Additional paid-in capital                                   574,884
Excess of distributions over net investment income              (689)
Accumulated net realized gain                                 13,878
Unrealized appreciation of investments and on translation
    of assets and liabilities in foreign currencies           97,349
                                                             -------
Total -- representing net assets applicable to
   outstanding capital stock                                $686,562

Net asset value per share of outstanding
   capital stock                                            $   6.02

Strategist World Fund, Inc.

Statement of operations
Strategist Emerging Markets Fund
For the one month ended May 31, 1997

Investment income
                                                          (Unaudited)
Income:
Dividends                                                   $  1,034
Interest                                                         519
                                                          ----------
Total income                                                   1,553
                                                          ----------
Expenses:
Distribution fee                                                 133
Transfer agency fee                                               38
Administrative services fees and expenses                         53
Postage                                                          777
Registration fees                                              2,276
Reports to shareholders                                          419
Audit fees                                                       143
Other                                                            676
                                                           ---------
Total feeder expenses                                          4,515
   Expenses allocated from corresponding Portfolio               566
Total expenses                                                 5,081
   Less expenses reimbursed by AEFC                          ( 3,907)
                                                           ---------
Total net expenses                                             1,174
                                                           ---------
Investment income -- net                                         379
                                                           ---------
Realized and unrealized gain -- net

Net realized gain on investments and foreign
   currencies                                                 14,694
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                          29,762
                                                           ---------
Net gain on investments and foreign currencies                44,456
                                                           ---------
Net increase in net assets resulting from operations         $44,835
                                                           =========

Strategist World Fund, Inc.

Statement of changes in net assets
Strategist Emerging Markets Fund
For the month ended May 31, 1997

Operations                                                (Unaudited)

Investment income -- net                                     $   379
Net gain on investments and foreign currencies                14,694
Net change in unrealized appreciation or depreciation
    of investments and on translation of assets
    and liabilities in foreign currencies                     29,762
                                                              ------
Net increase in net assets resulting from operations          44,835
                                                              ------
Capital share transactions

Proceeds from sales                                            3,140
                                                               -----
Increase in net assets from capital share transactions         3,140
                                                               -----
Total increase in net assets                                  47,975
Net assets at beginning of period                            638,587
                                                             -------
Net assets at end of period (including excess of
   distributions over net investment income
   of $(689))                                               $686,562
                                                            ========

PAGE 83
PART C.  OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)    FINANCIAL STATEMENTS:

       Financial Statements filed as part of this post-effective amendment:

       Strategist World Fund, Inc.: - Emerging Markets Fund
          Statement of assets and liabilities, April 30, 1997 Statement of operations, for the period from Nov. 13, 1996
          (commencement of operations) to April 30, 1997 Statement of changes in net assets, for the period from
          Nov. 13, 1996 (commencement of operations) to April 30,
          1997
       Notes to financial statements

       Emerging Markets Portfolio:
       Statement of assets and liabilities, April 30, 1997
       Statement of operations, for the period from Nov. 13, 1996
          (commencement of operations) to April 30, 1997
       Statement of changes in net assets, for the period from
         Nov. 13, 1996 (commencement of operations) to April 30,
         1997
       Notes to financial statements
       Investments in securities, April 30, 1997
       Notes to investments in securities

       Strategist World Fund, Inc. - Emerging Markets Fund
       Statement of assets and liabilities, for the one month ended
          May 31, 1997
       Statement of operations, for the one month ended
          May 31, 1997
       Statement of changes in net assets, for the one month ended
          May 31, 1997

       Registrant's annual report to shareholders for Strategist World Growth and World Income Funds filed electronically pursuant to Section 270.30d-1 on or about Dec. 26, 1996 is incorporated herein by reference.

       Registrant's semi-annual report to shareholders for Strategist World Growth and World Income Funds filed electronically pursuant to Section 270.30d-1 on or about June 25th, 1997 is incorporated herein by reference.

(b)    EXHIBITS:

1.(a) Articles of Incorporation, dated Sept. 1, 1995, filed electronically on or about Nov. 1, 1995 as Exhibit 1 to Registrant's initial Registration Statement, are incorporated herein by reference.

PAGE 84
  (b) Articles of Amendment of Express Direct World Fund, Inc., dated April 4th, 1996 filed electronically on or about April 17, 1996 as Exhibit 1(b) to Registrant's Pre-Effective Amendment No. 2 are incorporated herein by reference.

2. Copy of By-laws dated April 24, 1996, filed electronically herewith.

3.     Not Applicable.

4.     Not Applicable.

5.     Not Applicable.

6(a) Copy of Distribution Agreement between Strategist World Fund, Inc. on behalf of Strategist World Growth Fund and Strategist World Income Fund and American Express Service Corporation, dated May 13, 1996, filed electronically as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

6(b) Copy of Distribution Agreement between Strategist World Fund, Inc. on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund and American Express Service Corporation dated Nov. 13, 1996, filed electronically as Exhibit 6(b) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

7.     Not Applicable.

8(a) Copy of Custodian Agreement between Strategist World Fund, Inc. on behalf of Strategist World Growth Fund and Strategist World Income Fund and American Express Trust Company, dated May 13, 1996, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

8(b) Copy of Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Trust Company, dated Nov. 13, 1996, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

8(c) Copy of Addendum to the Custodian Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, American Express Trust Company and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 8(c) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

PAGE 85
8(d)   Copy of Addendum to the Custodian Agreement between
       Strategist World Fund, Inc. on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund,
       American Express Trust Company and American Express
       Financial Corporation, dated Nov. 13, 1996, filed electronically as Exhibit 8(d) to Registrant's Post-
       Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

9(a) Copy of Transfer Agency Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 9(a) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

9(b)   Copy of Transfer Agency Agreement between Strategist
       World Fund, Inc., on behalf of Strategist Emerging
       Markets Fund and Strategist World Technologies Fund, and American Express Financial Corporation, dated Nov. 13, 1996, filed electronically as Exhibit 9(b) to Registrant's Post-Effective Amendment No. 3 to Registration Statemetn No. 33-63951, is incorporated herein by reference.

9(c) Copy of Administrative Services Agreement between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, and American Express Financial Corporation, dated May 13, 1996, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33- 63951, is incorporated herein by reference.

9(d)   Copy of Administrative Services Agreement between
       Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Financial Corporation, dated
       Nov. 13, 1996, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

9(e) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Bond Fund and Strategist World Fund, Inc., on behalf of Strategist World Income Fund, dated May 13, 1996, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

9(f) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Global Growth Fund and Strategist World Fund, Inc., on behalf of Strategist World Growth Fund, dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

PAGE 86
9(g) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Emerging Markets Fund, and Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund dated Nov. 13, 1996, filed electronically as Exhibit 9(g) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33 63951, is incorporated herein by reference.

9(h) Copy of Agreement and Declaration of Unitholders between IDS Global Series, Inc., on behalf of IDS Innovations, and Strategist World Fund, Inc., on behalf of Strategist World Technologies Fund dated Nov. 13, 1996, filed electronically as Exhibit 9(h) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed with Registrant's most recent 24f-2 notice.

11. Independent auditors' consent, is filed electronically herewith.

12.    Not Applicable.

13(a)  Copy of Share Purchase Agreement between Strategist World,
       Inc. and American Express Financial Corporation dated April 16, 1996, is filed electronically herewith.

14.    Not Applicable.

15(a) Copy of Plan and Agreement of Distribution between Strategist World Fund, Inc., on behalf of Strategist World Growth Fund and Strategist World Income Fund, and American Express Service Corporation, dated May 13, 1996, filed electronically as Exhibit 15(a) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

15(b) Copy of Plan and Agreement of Distribution between Strategist World Fund, Inc., on behalf of Strategist Emerging Markets Fund and Strategist World Technologies Fund, and American Express Service Corporation, dated
       Nov. 13, 1996, filed electronically as Exhibit 15(b) to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 33-63951, is incorporated herein by reference.

16. Schedule of computation of each performance quotation to be filed electronically as Exhibit 16 to Registrant's
       Pre-Effective Amendment No. 2, is incorporated herein by reference.

17.    Financial data schedule, is filed electronically herewith.

18.    Not Applicable.

PAGE 87
19(a) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996, is filed electronically as Exhibit 19(a) to Registrant's Post- Effective Amendment No. 1 is incorporated herein by reference.

19(b) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated April 24, 1996, is filed electronically as Exhibit 19(b) to Registrant's Post- Effective Amendment No. 1 is incorporated herein by reference.

19(c) Trustee's Power of Attorney to sign Amendments to this Registration Statement, dated January 8, 1997, is filed electronically herewith.

19(d) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated April 11, 1996, filed as Exhibit 19(b) to Registrant's Pre-Effective Amendment No. 2, is incorporated herein by reference.

Item 25.      Persons Controlled by or Under Common Control with
              Registrant

Item 26.      Number of Holders of Securities

                (1)                           (2)
                                        Number of Record
                                         Holders as of
          Title of Class                 June 20, 1997

           Common Stock
          $.01 par value

      Strategist Emerging Markets Fund        26
      Strategist World Growth Fund            20
      Strategist World Income Fund            10

Item 27.      Indemnification

The Articles of Incorporation of the Registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expense, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the Registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

PAGE 88
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successsful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be goverened by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

PAGE 1
American Express Financial Corporation is the investment advisor of the Portfolios of the Trust.

Item 29(c).  Not applicable.

Item 30.     Location of Accounts and Records

             American Express Financial Corporation
             IDS Tower 10
             Minneapolis, MN  55440

Item 31.     Management Services

             Not Applicable.

Item 32.  Undertakings

     (a)  Not Applicable.

     (b) Registrant hereby undertakes to file a Post-Effective Amendment, using financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to Registrant's 1933 Act Registration Statement or within 60 days of the four to six month period in compliance with the generic comment letter of the Division of Investment Management dated Feb. 25, 1995, section V - Financial Statements, or commencement of operations by the Fund, whichever is later.

     (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

PAGE 89
                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Strategist World Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of June, 1997.

                            STRATEGIST WORLD FUND, INC.

                     By /s/ James A. Mitchell*
                            James A. Mitchell
                            President

                     By /s/ Melinda S. Urion*
                            Melinda S. Urion
                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of June, 1997.

Signature                          Title

By/s/ Rodney P. Burwell**          Director
      Rodney P. Burwell

By/s/ William J. Heron Jr.**       Director
      William J. Heron

By/s/ Jean B. Keffeler**           Director
      Jean B. Keffeler

By/s/ Thomas R. McBurney**         Director
      Thomas R. McBurney

By/s/ James A. Mitchell**          Director
      James A. Mitchell

* Signed pursuant to Officer's Power of Attorney dated April 24, 1996, filed electronically as Exhibit 19(b) to Registrant's Post- Effective Amendment No. 1, by:



Eileen J. Newhouse

** Signed pursuant to Directors Power of Attorney dated April 24, 1996, filed electronically as Exhibit 19(a) to Registrant's Post- Effective Amendment No. 1, by:



Eileen J. Newhouse

PAGE 90
                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, WORLD TRUST consents to the filing of this Amendment to the Registration Statement signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of June, 1997.

                                   WORLD TRUST

                     By /s/ William R. Pearce**
                             William R. Pearce
                             President

                     By /s/ Melinda S. Urion
                            Melinda S. Urion
                            Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of June, 1997.

Signature                                    Capacity

/s/  William R. Pearce*                      Trustee
     William R. Pearce

/s/  H. Brewster Atwater, Jr.                Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                        Trustee
     Lynne V. Cheney

/s/  William H. Dudley*                      Trustee
     William H. Dudley

/s/  Robert F. Froehlke*                     Trustee
     Robert F. Froehlke

/s/  David R. Hubers*                        Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                        Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                          Trustee
     Anne P. Jones

/s/  Melvin R. Laird*                        Trustee
     Melvin R. Laird

PAGE 91
Signatures                                   Capacity

/s/   Alan K. Simpson*                       Trustee
      Alan K. Simpson

/s/  Edson W. Spencer                        Trustee
     Edson W. Spencer

/s/  John R. Thomas*                         Trustee
     John R. Thomas

/s/  Wheelock Whitney                        Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                       Trustee
     C. Angus Wurtele


* Signed pursuant to Trustees Power of Attorney dated January 8,
1997, filed as Exhibit 19(a) to Registrant's Post-Effective
Amendment No. 4, by:



-----------------------------------
Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney dated April 11,
1996, filed as Exhibit 19(b) to Registrant's Pre-Effective
Amendment No. 2, by:



----------------------------------
Leslie L. Ogg

PAGE 92
                                      CONTENTS OF THIS
                               POST-EFFECTIVE AMENDMENT NO. 4
                           TO REGISTRATION STATEMENT NO. 33-63951


This post-effective amendment comprises the following papers and documents:

The facing sheet.

Cross reference sheet.

Part A.

       The prospectus.

Part B.

       Statement of Additional Information.

Part C.

       Other information.

       Exhibits.

The signatures.